UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period:  April 30, 2016
                                             ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FIRST TRUST

        First Trust Preferred
        Securities and Income Fund
        -----------------------------------------
        Semi-Annual Report
        For the Six Months Ended
        April 30, 2016


STONEBRIDGE
Advisors LLC

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2016

Shareholder Letter ..........................................................  1
At a Glance .................................................................  2
Portfolio Management ........................................................  4
Understanding Your Fund Expenses ............................................  5
Portfolio of Investments ....................................................  6
Statement of Assets and Liabilities ......................................... 11
Statement of Operations ..................................................... 12
Statements of Changes in Net Assets ......................................... 13
Financial Highlights ........................................................ 14
Notes to Financial Statements ............................................... 19
Additional Information ...................................................... 25


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Preferred Securities and Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Stonebridge are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2016


Dear Shareholders:

Thank you for your investment in First Trust Preferred Securities and Income Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2016. Additionally, First Trust compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember. First, the U.S. economy grew, despite the massive decline in oil prices. Second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. Early in 2016, many investors were concerned that the volatility we saw in the market in 2015 would continue, and it did. From December 31, 2015 through February 11, 2016, the S&P 500(R) Index declined by 10.27%. Since then, the market has made a steady comeback, and as of April 30, 2016, the S&P 500(R) Index was up 13.39%.

First Trust believes that having a long-term investment horizon and being invested in quality products can help you reach your goals, despite how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investments each and every day, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2016 (UNAUDITED)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
FIRST TRUST PREFERRED SECURITIES                NET ASSET
 AND INCOME FUND                               VALUE (NAV)
-----------------------------------------------------------
Class A (FPEAX)                                  $20.89
Class C (FPECX)                                  $20.93
Class F (FPEFX)                                  $21.07
Class I (FPEIX)                                  $20.97
Class R3 (FPERX)                                 $20.87
-----------------------------------------------------------


-----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                               INVESTMENTS
-----------------------------------------------------------
Farm Credit Bank Of Texas, Series 1                3.0%
Liberty Mutual Group, Inc.                         3.0
Aquarius & Investments Plc For Swiss
   Reinsurance Co., Ltd.                           2.8
Zions Bancorporation, Series J                     2.6
Land O'Lakes Capital Trust I                       2.4
Partnerre Ltd., Series E                           2.4
General Electric Co., Series D                     2.2
Friends Life Holdings PLC                          2.2
Enel SpA                                           2.1
CoBank ACB, Series F                               2.1
                                                 -------
                                        Total     24.8%
                                                 =======

-----------------------------------------------------------
                                               % OF TOTAL
SECTOR ALLOCATION                              INVESTMENTS
-----------------------------------------------------------
Financials                                        82.0%
Consumer Staples                                   5.4
Utilities                                          4.9
Telecommunication Services                         4.6
Industrials                                        2.6
Information Technology                             0.5
                                                 -------
                                        Total    100.0%
                                                 =======

-----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY(1)                              INVESTMENTS
-----------------------------------------------------------
AA-                                               2.3%
A                                                  2.8
A-                                                 2.2
BBB+                                              16.6
BBB                                               17.1
BBB-                                              17.0
BB+                                               18.6
BB                                                 5.8
BB-                                                9.2
B+                                                 3.3
B                                                  0.8
NR                                                 4.3
                                                 -------
                                        Total    100.0%
                                                 =======


------------------------------------------------------------------------------------------------------------------------
                                           CLASS            CLASS            CLASS            CLASS             CLASS
DIVIDEND DISTRIBUTIONS                    A SHARES         C SHARES         F SHARES         I SHARES         R3 SHARES
------------------------------------------------------------------------------------------------------------------------
Current Monthly Distribution per Share(2) $0.0957          $0.0827          $0.0974          $0.1000           $0.0914
Current Distribution Rate on NAV(3)        5.50%             4.74%           5.55%            5.72%             5.26%


(1) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuer of the underlying securities in the Fund and not the Fund or its shares. Credit ratings are subject to change.

(2) Most recent distribution paid or declared through 4/30/2016. Subject to change in the future.

(3) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2016. Subject to change in the future.

NR    Not Rated

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE" (CONTINUED)
AS OF APRIL 30, 2016 (UNAUDITED)

          -----------------------------------------------------------
                      PERFORMANCE OF A $10,000 INVESTMENT
          -----------------------------------------------------------
          This chart compares your Fund's Class I performance to that of the BofA Merrill Lynch Fixed Rate Preferred Securities Index, the BofA Merrill Lynch U.S. Capital Securities Index and the Blended Index(a) from 1/11/2011 through 4/30/2016.


            First Trust Preferred       BofA Merrill Lynch          BofA Merrill Lynch
            Securities and Income       Fixed Rate Preferred        U.S. Capital Securities     Blended
            Fund - Class I Shares       Securities Index ("POP1")   Index ("C0CS")              Index (a)

1/11/11     $10,000                     $10,000                     $10,000                     $10,000
4/30/11      10,393                      10,454                      10,484                      10,469
10/31/11     10,521                      10,521                      10,138                      10,330
4/30/12      11,475                      11,142                      10,861                      11,002
10/31/12     12,398                      11,847                      11,958                      11,903
4/30/13      12,931                      12,288                      12,651                      12,470
10/31/13     11,894                      11,553                      12,711                      12,132
4/30/14      12,715                      12,485                      13,445                      12,965
10/31/14     13,163                      12,992                      13,899                      13,446
4/30/15      13,693                      13,573                      14,391                      13,987
10/31/15     13,862                      13,965                      14,123                      14,056
4/30/16      14,101                      14,480                      14,365                      14,436

(a) The Blended Index Return is a 50/50 split between the BofA Merrill Lynch Fixed Rate Preferred Securities Index and BofA Merrill Lynch U.S. Capital Securities Index.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2016
------------------------------------------------------------------------------------------------------------------------------------
                      A SHARES          C SHARES      F SHARES   I SHARES   R3 SHARES  BLENDED       P0P1*              C0CS*
                      Inception        Inception      Inception  Inception  Inception  INDEX*     BofA Merrill       BofA Merrill
                      2/25/2011        2/25/2011      3/2/2011   1/11/2011  3/2/2011              Lynch Fixed         Lynch U.S.
                                                                                                 Rate Preferred        Capital
                                                                                                Securities Index   Securities Index
------------------------------------------------------------------------------------------------------------------------------------
                                             W/MAX
                                             1.00%
                             W/MAX        CONTINGENT
                     W/O     4.50%    W/O   DEFERRED     W/O        W/O        W/O       W/O          W/O                W/O
AVERAGE ANNUAL      SALES    SALES   SALES   SALES      SALES      SALES      SALES     SALES        SALES              SALES
TOTAL RETURNS      CHARGES  CHARGE  CHARGES  CHARGE    CHARGES    CHARGES    CHARGES   CHARGES      CHARGES            CHARGES

6 Months           1.63%    -2.95%  1.25%      0.26%   1.67%      1.75%      1.41%     2.70%        3.69%              1.71%
1 Year             2.79%    -1.84%  2.01%      1.04%   2.91%      3.03%      2.43%     3.21%        6.69%             -0.19%
Since Inception    6.28%     5.34%  5.51%      5.51%   6.45%      6.70%      5.89%     7.17%        7.24%              7.07%

30-Day SEC Yield(1)     5.15%            4.67%         5.51%      5.66%      5.15%      N/A          N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------


* Since inception return is based on the Class I Shares inception date.

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor and Sub-Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 4.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class F, Class I and Class R3 Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The Rule 12b-1 service fees are 0.15% of average daily net assets for Class F Shares and combined Rule 12b-1 distribution and service fees are 0.50% of average daily net assets for Class R3 Shares, while Class I Shares do not have these fees. Prior to December 15, 2011, the combined Rule 12b-1 distribution and service fees for Class R3 Shares were 0.75% of average daily net assets.


(1) 30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the fee waiver and/or reimbursement of Fund expenses, which has the effect of lowering the Fund's expense ratio and generating a higher yield.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2016 (UNAUDITED)

                                  SUB-ADVISOR

Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") is the Sub-Advisor to First Trust Preferred Securities and Income Fund (the "Fund") and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred securities and North American equity income securities.

                           PORTFOLIO MANAGEMENT TEAM

SCOTT T. FLEMING - PRESIDENT AND CHIEF INVESTMENT OFFICER OF STONEBRIDGE
   ADVISORS LLC
ROBERT WOLF - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER
DANIELLE SALTERS, CFA - PORTFOLIO MANAGER AND CREDIT ANALYST

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2016 (UNAUDITED)


As a shareholder of the First Trust Preferred Securities and Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2016.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

             ----------------------------------------------------------------------------------------------------
                                                                         HYPOTHETICAL
                           ACTUAL EXPENSES                        (5% RETURN BEFORE EXPENSES)
             -------------------------------------------    ---------------------------------------
                               ENDING      EXPENSES PAID    BEGINNING     ENDING      EXPENSES PAID
               BEGINNING       ACCOUNT     DURING PERIOD     ACCOUNT      ACCOUNT     DURING PERIOD    ANNUALIZED
             ACCOUNT VALUE      VALUE       11/1/2015 -       VALUE        VALUE       11/1/2015 -      EXPENSE
               11/1/2015      4/30/2016    4/30/2016 (a)    11/1/2015    4/30/2016    4/30/2016 (a)    RATIOS (b)
-----------------------------------------------------------------------------------------------------------------
Class A      $ 1,000.00       $1,016.30       $  7.12       $1,000.00    $1,017.85       $  7.07        1.41%
Class C        1,000.00        1,012.50         10.86        1,000.00     1,014.12         10.82        2.16
Class F        1,000.00        1,016.70          6.67        1,000.00     1,018.35          6.57        1.31
Class I        1,000.00        1,017.50          5.87        1,000.00     1,019.10          5.82        1.16
Class R3       1,000.00        1,014.10          8.36        1,000.00     1,016.61          8.32        1.66


(a) Expenses are equal to the annualized expense ratios, multiplied by the average account value over the period November 1, 2015 through April 30, 2016, multiplied by 182/366 (to reflect the six-month period).

(b) These expense ratios reflect expense caps. Ratios reflect excise tax of 0.01% which is not included in the expense cap.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2016 (UNAUDITED)

                                                                  STATED        STATED
   SHARES                         DESCRIPTION                      RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ---------   ------------   --------------
$25 PAR PREFERRED SECURITIES - 23.4%

               BANKS - 7.4%
       26,185  Bank of America Corp., Series W................     6.63%         (a)        $      701,535
       10,484  Barclays Bank PLC, Series 4....................     7.75%         (a)               274,995
        9,274  Barclays Bank PLC, Series 5....................     8.13%         (a)               244,648
       48,495  Citigroup Capital XIII (b).....................     7.01%       10/30/40          1,268,144
       40,000  Citigroup, Inc., Series J (c)..................     7.13%         (a)             1,118,400
       75,480  Citigroup, Inc., Series K (c)..................     6.88%         (a)             2,082,493
        5,321  First Niagara Financial Group, Inc.,
                  Series B (c)................................     8.63%         (a)               142,443
      117,664  GMAC Capital Trust I, Series 2 (b).............     6.41%       02/15/40          2,949,837
        9,373  JPMorgan Chase & Co., Series BB................     6.15%         (a)               245,010
        3,800  Royal Bank of Scotland Group PLC, Series R.....     6.13%         (a)                93,556
       25,000  Royal Bank of Scotland Group PLC, Series S.....     6.60%         (a)               628,250
       20,586  Royal Bank of Scotland Group PLC, Series T.....     7.25%         (a)               519,179
        5,461  Synovus Financial Corp., Series C (c)..........     7.88%         (a)               155,366
       51,970  Wintrust Financial Corp., Series D (c).........     6.50%         (a)             1,441,648
       17,293  Zions Bancorporation, Series F.................     7.90%         (a)               466,911
                                                                                            --------------
                                                                                                12,332,415
                                                                                            --------------
               CAPITAL MARKETS - 1.5%
       36,948  BGC Partners, Inc..............................     8.13%       06/15/42            975,427
       14,458  Morgan Stanley, Series E (c)...................     7.13%         (a)               415,668
       40,000  State Street Corp., Series G (c)...............     5.35%         (a)             1,051,600
                                                                                            --------------
                                                                                                 2,442,695
                                                                                            --------------
               CONSUMER FINANCE - 0.8%
       49,747  Ally Financial, Inc., Series A (c).............     8.50%         (a)             1,242,680
                                                                                            --------------
               DIVERSIFIED FINANCIAL SERVICES - 2.6%
       19,407  KKR Financial Holdings LLC, Series A...........     7.38%         (a)               507,493
       48,080  RBS Capital Funding Trust V, Series E..........     5.90%         (a)             1,173,152
       60,000  RBS Capital Funding Trust VI, Series F.........     6.25%         (a)             1,474,800
       49,807  RBS Capital Funding Trust VII, Series G........     6.08%         (a)             1,222,762
                                                                                            --------------
                                                                                                 4,378,207
                                                                                            --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
       15,000  Qwest Corp.....................................     7.38%       06/01/51            383,400
       39,800  Qwest Corp.....................................     7.50%       09/15/51          1,023,258
                                                                                            --------------
                                                                                                 1,406,658
                                                                                            --------------
               ELECTRIC UTILITIES - 0.4%
       23,100  SCE Trust V, Series K (c)......................     5.45%         (a)               624,162
                                                                                            --------------
               FOOD PRODUCTS - 1.1%
       23,569  CHS, Inc., Series 1............................     7.88%         (a)               664,410
       40,000  CHS, Inc., Series 2 (c)........................     7.10%         (a)             1,109,600
                                                                                            --------------
                                                                                                 1,774,010
                                                                                            --------------
               INSURANCE - 4.7%
       40,000  Aspen Insurance Holdings Ltd. (c)..............     5.95%         (a)             1,066,000
        2,917  National General Holdings Corp.................     7.63%       09/15/55             71,700
       16,212  Partnerre Ltd., Series D.......................     6.50%         (a)               413,081
      150,000  Partnerre Ltd., Series E.......................     7.25%         (a)             3,916,500
       80,877  Reinsurance Group of America, Inc. (c).........     6.20%       09/15/42          2,373,740
                                                                                            --------------
                                                                                                 7,841,021
                                                                                            --------------


Page 6                  See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

                                                                  STATED        STATED
   SHARES                         DESCRIPTION                      RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ---------   ------------   --------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

               INTERNET SOFTWARE & SERVICES - 0.5%
       32,787  eBay, Inc......................................     6.00%       02/01/56     $      842,626
                                                                                            --------------
               REAL ESTATE INVESTMENT TRUSTS - 3.1%
       37,375  American Homes 4 Rent, Series A (d)............     5.00%         (a)               988,943
       63,999  American Homes 4 Rent, Series B (d)............     5.00%         (a)             1,717,733
       41,400  EPR Properties, Series F.......................     6.63%         (a)             1,094,202
       52,600  VEREIT, Inc., Series F.........................     6.70%         (a)             1,353,398
                                                                                            --------------
                                                                                                 5,154,276
                                                                                            --------------
               WIRELESS TELECOMMUNICATION SERVICES - 0.5%
       33,066  United States Cellular Corp....................     7.25%       12/01/64            843,183
                                                                                            --------------
               TOTAL $25 PAR PREFERRED SECURITIES........................................       38,881,933
               (Cost $38,027,700)                                                           --------------

$100 PAR PREFERRED SECURITIES - 4.4%

               BANKS - 3.9%
       32,500  CoBank ACB, Series F (c).......................     6.25%          (a)            3,345,469
       27,000  CoBank ACB, Series G...........................     6.13%          (a)            2,554,875
        5,500  Farm Credit Bank Of Texas (c) (e)..............     6.75%          (a)              593,484
                                                                                            --------------
                                                                                                 6,493,828
                                                                                            --------------
               CONSUMER FINANCE - 0.5%
       20,000  SLM Corp., Series B (b)........................     2.33%          (a)              880,000
                                                                                            --------------
               TOTAL $100 PAR PREFERRED SECURITIES.......................................        7,373,828
               (Cost $7,184,925)                                                            --------------

$1,000 PAR PREFERRED SECURITIES - 6.4%

               BANKS - 3.3%
          500  AgStar Financial Services ACA (c) (f)..........     6.75%         (a)               556,219
        4,000  Farm Credit Bank Of Texas, Series 1 (e)........    10.00%         (a)             4,925,000
                                                                                            --------------
                                                                                                 5,481,219
                                                                                            --------------
               DIVERSIFIED FINANCIAL SERVICES - 0.2%
          300  Pitney Bowes International Holdings, Inc.,
                  Series F (f)................................     6.13%         (a)               304,594
                                                                                            --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
        2,500  Centaur Funding Corp. (f)......................     9.08%       04/21/20          2,984,375
                                                                                            --------------
               INSURANCE - 0.2%
          490  XLIT Ltd., Series D (b)........................     3.75%         (a)               395,062
                                                                                            --------------
               REAL ESTATE INVESTMENT TRUSTS - 0.9%
        1,261  Sovereign Real Estate Investment Trust (f).....    12.00%         (a)             1,543,149
                                                                                            --------------
               TOTAL $1,000 PAR PREFERRED SECURITIES.....................................       10,708,399
               (Cost $11,021,612)                                                           --------------



                        See Notes to Financial Statements                 Page 7

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

     PAR                                                          STATED        STATED
   AMOUNT                        DESCRIPTION                       RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ---------   ------------   --------------
CAPITAL PREFERRED SECURITIES - 63.4%

               BANKS - 27.8%
$   3,000,000  Banco Bilbao Vizcaya Argentina SA (c) (h)......     9.00%         (a)        $    3,110,610
    3,000,000  Bank Of America Corp., Series DD (c)...........     6.30%         (a)             3,150,000
    1,500,000  Bank Of America Corp., Series Z (c)............     6.50%         (a)             1,580,625
      750,000  Barclays PLC (c) (h)...........................     8.25%         (a)               754,535
    2,500,000  BNP Paribas SA (c) (g) (h).....................     7.63%         (a)             2,562,500
    1,000,000  Citigroup, Inc., Series E (c)..................     8.40%         (a)             1,097,500
    1,500,000  Citigroup, Inc., Series R (c)..................     6.13%         (a)             1,526,250
    1,000,000  Citigroup, Inc., Series T (c)..................     6.25%         (a)             1,030,000
      500,000  Citizens Financial Group, Inc. (c) (g).........     5.50%         (a)               478,750
    2,500,000  CoBank ACB, Series I (c).......................     6.25%         (a)             2,581,250
    1,000,000  Commerzbank AG.................................     8.13%       09/19/23          1,177,600
      753,000  Cooperatieve Rabobank UA (c)...................    11.00%         (a)               920,542
    1,000,000  Cooperatieve Rabobank UA (c) (g)...............    11.00%         (a)             1,222,500
    2,000,000  Credit Agricole S.A. (c) (g) (h)...............     8.13%         (a)             2,071,886
    2,000,000  Credit Agricole S.A. (c).......................     8.38%         (a)             2,275,000
    2,000,000  Dresdner Funding Trust I.......................     8.15%       06/30/31          2,329,838
    2,500,000  Fuerstenberg Capital International Sarl & Cie
                  SECS (c)....................................    10.25%         (a)             2,531,032
    1,500,000  Intesa Sanpaolo SpA (c) (g) (h)................     7.70%         (a)             1,389,375
      500,000  KeyCorp Capital II (e).........................     6.88%       03/17/29            560,707
    1,000,000  Lloyds Bank PLC (c) (g)........................    12.00%         (a)             1,323,750
      500,000  Lloyds Banking Group PLC (c) (h)...............     7.50%         (a)               497,000
    1,600,000  Macquarie Bank Ltd. London (c) (h).............    10.25%       06/20/57          1,710,498
    1,298,000  Natixis SA (c).................................    10.00%         (a)             1,433,797
      500,000  NIBC Bank N.V..................................     7.63%         (a)               501,339
    1,000,000  Royal Bank Of Scotland Group PLC (c) (h).......     8.00%         (a)               960,937
    3,000,000  Wells Fargo & Co., Series K (c)................     7.98%         (a)             3,123,750
    4,000,000  Zions Bancorporation, Series J (c).............     7.20%         (a)             4,250,000
                                                                                            --------------
                                                                                                46,151,571
                                                                                            --------------
               CAPITAL MARKETS - 1.9%
       87,000  Charles Schwab Corp. (c).......................     7.00%         (a)                99,724
    1,000,000  Credit Suisse Group AG (c) (g) (h).............     7.50%         (a)               996,582
    1,041,000  Deutsche Bank Capital Trust IV (c) (e).........     4.59%         (a)             1,042,561
    1,000,000  UBS Group AG (c) (h)...........................     7.13%         (a)             1,018,120
                                                                                            --------------
                                                                                                 3,156,987
                                                                                            --------------
               DIVERSIFIED FINANCIAL SERVICES - 0.3%
      665,000  Glen Meadow Pass-Through Trust (c) (g).........     6.51%       02/12/67            488,775
                                                                                            --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
    1,000,000  Koninklijke KPN N.V. (c).......................     7.00%       03/28/73          1,071,100
                                                                                            --------------
               ELECTRIC UTILITIES - 4.1%
    3,000,000  Enel SpA (c) (g)...............................     8.75%       09/24/73          3,468,750
    1,500,000  PPL Capital Funding, Inc., Series A (c)........     6.70%       03/30/67          1,160,843
    2,000,000  Southern California Edison Co., Series E (c)...     6.25%         (a)             2,194,000
                                                                                            --------------
                                                                                                 6,823,593
                                                                                            --------------
               FOOD PRODUCTS - 4.3%
    3,620,000  Land O'Lakes Capital Trust I (g)...............     7.45%       03/15/28          3,918,650
    3,000,000  Land O'Lakes, Inc. (f).........................     8.00%         (a)             3,101,250
                                                                                            --------------
                                                                                                 7,019,900
                                                                                            --------------
               INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                  PRODUCERS - 0.7%
    1,075,000  AES Gener S.A. (c).............................     8.38%       12/18/73          1,123,375
                                                                                            --------------


Page 8                  See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

     PAR                                                          STATED        STATED
   AMOUNT                        DESCRIPTION                       RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ---------   ------------   --------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

               INDUSTRIAL CONGLOMERATES - 2.2%
$   3,500,000  General Electric Co., Series D (c).............     5.00%         (a)        $    3,640,000
                                                                                            --------------
               INSURANCE - 21.5%
    1,000,000  AG Insurance S.A./N.V. (c).....................     6.75%         (a)             1,074,145
    4,200,000  Aquarius & Investments Plc For Swiss
                  Reinsurance Co., Ltd. (c)...................     8.25%         (a)             4,589,739
    2,215,000  Assured Guaranty Municipal Holdings,
                  Inc. (c) (g)................................     6.40%       12/15/66          1,528,350
    2,000,000  Aviva PLC......................................     8.25%         (a)             2,161,242
    2,500,000  Catlin Insurance Co., Ltd. (c) (g).............     7.25%         (a)             1,757,500
    1,000,000  CNP Assurances (c).............................     6.88%         (a)             1,090,292
    2,500,000  CNP Assurances (c).............................     7.50%         (a)             2,753,302
    3,300,000  Friends Life Holdings PLC (c)..................     7.88%         (a)             3,630,056
    1,634,000  Hartford Financial Services Group, Inc. (c)....     8.13%       06/15/38          1,768,805
    2,500,000  La Mondiale SAM (c)............................     7.63%         (a)             2,689,238
    3,285,000  Liberty Mutual Group, Inc. (c).................    10.75%       06/15/58          4,804,312
    1,587,000  Metlife Capital Trust X (c) (g)................     9.25%       04/08/38          2,170,223
    1,250,000  Metlife, Inc. (c)..............................    10.75%       08/01/39          1,909,375
      500,000  QBE Capital Funding III Ltd. (c)...............     7.25%       05/24/41            549,995
    2,500,000  QBE Insurance Group Ltd. (c)...................     6.75%       12/02/44          2,693,750
      500,000  Sirius International Group Ltd. (c) (f)........     7.51%         (a)               492,500
                                                                                            --------------
                                                                                                35,662,824
                                                                                            --------------
               TOTAL CAPITAL PREFERRED SECURITIES........................................      105,138,125
               (Cost $106,463,926)                                                          --------------

               TOTAL INVESTMENTS - 97.6%.................................................   $  162,102,285
               (Cost $162,698,163) (i)

               NET OTHER ASSETS AND LIABILITIES - 2.4%...................................        3,949,014
                                                                                            --------------
               NET ASSETS - 100.0%.......................................................   $  166,051,299
                                                                                            ==============


(a)   Perpetual maturity.

(b) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2016.

(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2016. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d) Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at April 30, 2016.

(e) Pursuant to procedures adopted by the First Trust Series Fund's (the "Trust") Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor").

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).

(g) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2016, securities noted as such amounted to $23,377,591 or 14.1% of net assets.

(h) This security is a contingent convertible capital security. At April 30, 2016, securities noted as such amounted to $15,072,043 or 9.1% of managed assets. Of these securities, 100.0% originated in foreign markets.

(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,875,591 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,471,469.


                        See Notes to Financial Statements                 Page 9

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                              4/30/2016        PRICES          INPUTS          INPUTS
---------------------------------------------------    -------------   -------------   -------------   -------------
$25 Par Preferred Securities*......................    $  38,881,933   $  38,881,933   $          --   $          --
$100 Par Preferred Securities:
   Consumer Finance................................          880,000         880,000              --              --
   Other Industry Categories*......................        6,493,828              --       6,493,828              --
                                                       -------------   -------------   -------------   -------------
Total $100 Par Preferred Securities................        7,373,828         880,000       6,493,828              --
$1,000 Par Preferred Securities*...................       10,708,399              --      10,708,399              --
Capital Preferred Securities*......................      105,138,125              --     105,138,125              --
                                                       -------------   -------------   -------------   -------------
Total Investments..................................    $ 162,102,285   $  39,761,933   $ 122,340,352   $          --
                                                       =============   =============   =============   =============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.


Page 10                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2016 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $162,698,163).............................................................................  $162,102,285
Cash...............................................................................................     4,058,279
Receivables:
   Interest........................................................................................     2,011,579
   Fund shares sold................................................................................       523,339
   Dividends.......................................................................................       151,812
   Investment securities sold......................................................................        42,367
Prepaid expenses...................................................................................        27,735
                                                                                                     ------------
   Total Assets....................................................................................   168,917,396
                                                                                                     ------------
LIABILITIES:
Payables:
   Investment securities purchased.................................................................     1,658,310
   Fund shares repurchased.........................................................................       839,692
   Investment advisory fees........................................................................        91,839
   Distributions payable...........................................................................        88,920
   12b-1 distribution and service fees.............................................................        44,840
   Transfer agent fees.............................................................................        39,128
   Legal fees......................................................................................        22,673
   Audit and tax fees..............................................................................        20,558
   Printing fees...................................................................................        20,480
   Administrative fees.............................................................................        11,808
   Commitment fees.................................................................................         9,355
   Custodian fees..................................................................................         6,942
   Trustees' fees and expenses.....................................................................         6,111
   Registration fees...............................................................................         1,212
   Financial reporting fees........................................................................           745
Other liabilities..................................................................................         3,484
                                                                                                     ------------
   Total Liabilities...............................................................................     2,866,097
                                                                                                     ------------
NET ASSETS.........................................................................................  $166,051,299
                                                                                                     ============
NET ASSETS CONSIST OF:
Paid-in capital....................................................................................  $179,371,153
Par value ($0.01 per share with an unlimited number of shares authorized)..........................        79,280
Accumulated net investment income (loss)...........................................................       371,483
Accumulated net realized gain (loss) on investments................................................   (13,174,739)
Net unrealized appreciation (depreciation) on investments..........................................      (595,878)
                                                                                                     ------------
NET ASSETS.........................................................................................  $166,051,299
                                                                                                     ============

MAXIMUM OFFERING PRICE PER SHARE:
CLASS A SHARES:
  Net asset value and redemption price per share (Based on net assets of $29,900,082 and
     1,431,157 shares of beneficial interest issued and outstanding)...............................  $      20.89
   Maximum sales charge (4.50% of offering price)..................................................          0.98
                                                                                                     ------------
   Maximum offering price to public................................................................  $      21.87
                                                                                                     ============
CLASS C SHARES:
   Net asset value and redemption price per share (Based on net assets of $46,928,850 and
      2,241,862 shares of beneficial interest issued and outstanding)..............................  $      20.93
                                                                                                     ============
CLASS F SHARES:
  Net asset value and redemption price per share (Based on net assets of $3,426,096 and 162,637
     shares of beneficial interest issued and outstanding).........................................  $      21.07
                                                                                                     ============
CLASS I SHARES:
  Net asset value and redemption price per share (Based on net assets of $85,500,964 and
     4,078,233 shares of beneficial interest issued and outstanding)...............................  $      20.97
                                                                                                     ============
CLASS R3 SHARES:
  Net asset value and redemption price per share (Based on net assets of $295,307 and 14,152
     shares of beneficial interest issued and outstanding).........................................  $      20.87
                                                                                                     ============


                        See Notes to Financial Statements                Page 11

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)

INVESTMENT INCOME:
Interest ..........................................................................................  $  3,859,174
Dividends (net of foreign withholding tax of $456).................................................     2,081,633
Other..............................................................................................         1,776
                                                                                                     ------------
   Total investment income.........................................................................     5,942,583
                                                                                                     ------------
EXPENSES:
Investment advisory fees...........................................................................       658,198
12b-1 distribution and/or service fees:............................................................
   Class A.........................................................................................        35,381
   Class C.........................................................................................       228,850
   Class F.........................................................................................         3,071
   Class R3........................................................................................           789
Transfer agent fees................................................................................        87,890
Registration fees..................................................................................        52,234
Administrative fees................................................................................        34,967
Expenses previously waived or reimbursed...........................................................        32,553
Legal fees.........................................................................................        28,095
Printing fees......................................................................................        20,431
Excise tax expense.................................................................................        17,335
Audit and tax fees.................................................................................        16,509
Custodian fees.....................................................................................        16,155
Commitment fees....................................................................................        11,969
Trustees' fees and expenses........................................................................         9,076
Financial reporting fees...........................................................................         4,599
Listing expense....................................................................................         1,247
Other..............................................................................................         3,233
                                                                                                     ------------
   Total expenses..................................................................................     1,262,582
   Fees waived or expenses reimbursed by the investment advisor....................................       (30,978)
                                                                                                     ------------
Net expenses.......................................................................................     1,231,604
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS).......................................................................     4,710,979
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments............................................................    (2,535,862)
Net change in unrealized appreciation (depreciation)...............................................        54,985
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)............................................................    (2,480,877)
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  2,230,102
                                                                                                     ============


Page 12                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       FOR THE
                                                                                     SIX MONTHS
                                                                                        ENDED           FOR THE
                                                                                      4/30/2016       YEAR ENDED
                                                                                     (UNAUDITED)      10/31/2015
                                                                                    -------------    -------------
OPERATIONS:
Net investment income (loss)......................................................  $   4,710,979    $   8,701,285
Net realized gain (loss)..........................................................     (2,535,862)         372,486
Net change in unrealized appreciation (depreciation)..............................         54,985       (1,448,520)
                                                                                    -------------    -------------
Net increase (decrease) in net assets resulting from operations...................      2,230,102        7,625,251
                                                                                    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A Shares....................................................................       (784,197)      (1,690,247)
Class C Shares....................................................................     (1,094,104)      (2,016,097)
Class F Shares....................................................................       (114,737)        (152,397)
Class I Shares....................................................................     (2,484,518)      (4,338,486)
Class R3 Shares...................................................................         (8,340)         (19,214)
                                                                                    -------------    -------------
                                                                                       (4,485,896)      (8,216,441)
                                                                                    -------------    -------------

CAPITAL TRANSACTIONS:
Proceeds from shares sold ........................................................     40,559,915       56,294,234
Proceeds from shares reinvested...................................................      3,961,298        7,209,207
Cost of shares redeemed...........................................................    (39,162,490)     (52,197,485)
                                                                                    -------------    -------------
Net increase (decrease) in net assets resulting from capital transactions.........      5,358,723       11,305,956
                                                                                    -------------    -------------
Total increase (decrease) in net assets...........................................      3,102,929       10,714,766

NET ASSETS:
Beginning of period...............................................................    162,948,370      152,233,604
                                                                                    -------------    -------------
End of period.....................................................................  $ 166,051,299    $ 162,948,370
                                                                                    =============    =============
Accumulated net investment income (loss) at end of period.........................  $     371,483    $     146,400
                                                                                    =============    =============


                        See Notes to Financial Statements                Page 13

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          SIX MONTHS                                                                FOR THE PERIOD
                                             ENDED                        YEAR ENDED OCTOBER 31,                    2/25/2011 (a)
                                           4/30/2016     --------------------------------------------------------      THROUGH
CLASS A SHARES                            (UNAUDITED)       2015           2014           2013           2012         10/31/2011
                                          -----------    -----------    -----------    -----------    -----------    ------------
Net asset value, beginning of period.....   $ 21.13        $ 21.20        $ 20.27        $ 22.42        $ 20.10        $  20.26
                                            -------        -------        -------        -------        -------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............      0.60 (b)       1.18 (b)       1.14 (b)       0.98 (b)       0.89 (b)        0.79
Net realized and unrealized gain (loss)..     (0.27)         (0.13)          0.91          (1.91)          2.55           (0.11)
                                            -------        -------        -------        -------        -------        --------
Total from investment operations.........      0.33           1.05           2.05          (0.93)          3.44            0.68
                                            -------        -------        -------        -------        -------        --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................     (0.57)         (1.12)         (1.09)         (0.98)         (1.12)          (0.84)
Net realized gain........................        --             --             --          (0.09)         (0.00) (c)         --
Return of capital........................        --             --          (0.03)         (0.15)            --              --
                                            -------        -------        -------        -------        -------        --------
Total distributions......................     (0.57)         (1.12)         (1.12)         (1.22)         (1.12)          (0.84)
                                            -------        -------        -------        -------        -------        --------
Net asset value, end of period...........   $ 20.89        $ 21.13        $ 21.20        $ 20.27        $ 22.42        $  20.10
                                            =======        =======        =======        =======        =======        ========
TOTAL RETURN (d).........................      1.63%          5.05%         10.35%         (4.36)%        17.60%           3.45%
                                            =======        =======        =======        =======        =======        ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....   $29,900        $28,585        $32,874        $90,286        $83,717        $  6,932
Ratio of total expenses to average net
   assets................................      1.51% (e)(f)   1.50% (e)      1.40%          1.44%          1.83%           6.68% (f)
Ratio of net expenses to average net
   assets................................      1.41% (e)(f)   1.41% (e)      1.40%          1.40%          1.40%           1.40% (f)
Ratio of net investment income (loss) to
   average net assets....................      5.82% (f)      5.55%          5.47%          4.52%          4.13%           4.68% (f)
Portfolio turnover rate..................        43%           123%           170%            60%            60%             88%

(a)   Class A Shares commenced operations on February 25, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e) For the six months ended April 30, 2016 and the year ended October 31, 2015, ratios reflect excise tax of 0.01% and 0.01%, respectively, which are not included in the expense cap.

(f)   Annualized.


Page 14                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          SIX MONTHS                                                                FOR THE PERIOD
                                             ENDED                        YEAR ENDED OCTOBER 31,                    2/25/2011 (a)
                                           4/30/2016     --------------------------------------------------------      THROUGH
CLASS C SHARES                            (UNAUDITED)       2015           2014           2013           2012         10/31/2011
                                          -----------    -----------    -----------    -----------    -----------    ------------
Net asset value, beginning of period.....   $ 21.17        $ 21.24        $ 20.30        $ 22.45        $ 20.13        $  20.26
                                            -------        -------        -------        -------        -------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............      0.53 (b)       1.02 (b)       0.99 (b)       0.83 (b)       0.73 (b)        0.69
Net realized and unrealized gain (loss)..     (0.27)         (0.13)          0.91          (1.93)          2.55           (0.08)
                                            -------        -------        -------        -------        -------        --------
Total from investment operations.........      0.26           0.89           1.90          (1.10)          3.28            0.61
                                            -------        -------        -------        -------        -------        --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................     (0.50)         (0.96)         (0.94)         (0.84)         (0.96)          (0.74)
Net realized gain........................        --             --             --          (0.08)         (0.00) (c)         --
Return of capital........................        --             --          (0.02)         (0.13)            --              --
                                            -------        -------        -------        -------        -------        --------
Total distributions......................     (0.50)         (0.96)         (0.96)         (1.05)         (0.96)          (0.74)
                                            -------        -------        -------        -------        -------        --------
Net asset value, end of period...........   $ 20.93        $ 21.17        $ 21.24        $ 20.30        $ 22.45        $  20.13
                                            =======        =======        =======        =======        =======        ========
TOTAL RETURN (d).........................      1.25%          4.26%          9.56%         (5.03)%        16.70%           3.08%
                                            =======        =======        =======        =======        =======        ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....   $46,929        $45,093        $45,248        $55,376        $36,681        $  2,720
Ratio of total expenses to average net
   assets................................      2.16% (e)(f)   2.16% (e)      2.18%          2.17%          2.66%           8.03% (f)
Ratio of net expenses to average net
   assets................................      2.16% (e)(f)   2.16% (e)      2.15%          2.15%          2.15%           2.15% (f)
Ratio of net investment income (loss) to
   average net assets....................      5.07% (f)      4.79%          4.75%          3.81%          3.36%           4.10% (f)
Portfolio turnover rate..................        43%           123%           170%            60%            60%             88%

(a)   Class C Shares commenced operations on February 25, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e) For the six months ended April 30, 2016 and the year ended October 31, 2015, ratios reflect excise tax of 0.01% and 0.01%, respectively, which are not included in the expense cap.

(f)   Annualized.


                        See Notes to Financial Statements                Page 15

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          SIX MONTHS                                                                FOR THE PERIOD
                                             ENDED                        YEAR ENDED OCTOBER 31,                     3/2/2011 (a)
                                           4/30/2016     --------------------------------------------------------      THROUGH
CLASS F SHARES                            (UNAUDITED)       2015           2014           2013           2012         10/31/2011
                                          -----------    -----------    -----------    -----------    -----------    ------------
Net asset value, beginning of period.....   $ 21.31        $ 21.37        $ 20.42        $ 22.59        $ 20.12        $  20.25
                                            -------        -------        -------        -------        -------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............      0.60 (b)       1.23 (b)       1.18 (b)       1.02 (b)       0.89 (b)        0.70
Net realized and unrealized gain (loss)..     (0.26)         (0.15)          0.91          (1.95)          2.72           (0.07)
                                            -------        -------        -------        -------        -------        --------
Total from investment operations.........      0.34           1.08           2.09          (0.93)          3.61            0.63
                                            -------        -------        -------        -------        -------        --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................     (0.58)         (1.14)         (1.11)         (1.01)         (1.14)          (0.76)
Net realized gain........................        --             --             --          (0.08)         (0.00) (c)         --
Return of capital........................        --             --          (0.03)         (0.15)            --              --
                                            -------        -------        -------        -------        -------        --------
Total distributions......................     (0.58)         (1.14)         (1.14)         (1.24)         (1.14)          (0.76)
                                            -------        -------        -------        -------        -------        --------
Net asset value, end of period...........   $ 21.07        $ 21.31        $ 21.37        $ 20.42        $ 22.59        $  20.12
                                            =======        =======        =======        =======        =======        ========
TOTAL RETURN (d).........................      1.67%          5.16%         10.48%         (4.32)%        18.47%           3.17%
                                            =======        =======        =======        =======        =======        ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....   $ 3,426        $ 2,501        $ 2,617        $ 3,735        $ 4,012        $      1
Ratio of total expenses to average net
   assets................................      1.70% (e)(f)   1.92%          1.81%          1.58%          3.71%         233.60% (f)
Ratio of net expenses to average net
   assets................................      1.31% (e)(f)   1.30%          1.30%          1.30%          1.30%           1.30% (f)
Ratio of net investment income (loss) to
   average net assets....................      5.82% (f)      5.70%          5.64%          4.63%          4.09%           5.21% (f)
Portfolio turnover rate..................        43%           123%           170%            60%            60%             88%

(a) Class F Shares were initially seeded and commenced operations on March 2, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period. These returns include Rule 12b-1 service fees of 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e) For the six months ended April 30, 2016, ratios reflect excise tax of 0.01%, which is not included in the expense cap.

(f)   Annualized.


Page 16                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          SIX MONTHS                                                                FOR THE PERIOD
                                             ENDED                        YEAR ENDED OCTOBER 31,                    1/11/2011 (a)
                                           4/30/2016     --------------------------------------------------------      THROUGH
CLASS I SHARES                            (UNAUDITED)       2015           2014           2013           2012         10/31/2011
                                          -----------    -----------    -----------    -----------    -----------    ------------
Net asset value, beginning of period.....   $ 21.21        $ 21.27        $ 20.33        $ 22.47        $ 20.15        $  20.00
                                            -------        -------        -------        -------        -------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............      0.63 (b)       1.23 (b)       1.20 (b)       1.04 (b)       0.92 (b)        0.82
Net realized and unrealized gain (loss)..     (0.27)         (0.12)          0.91          (1.91)          2.57            0.21
                                            -------        -------        -------        -------        -------        --------
Total from investment operations.........      0.36           1.11           2.11          (0.87)          3.49            1.03
                                            -------        -------        -------        -------        -------        --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................     (0.60)         (1.17)         (1.14)         (1.03)         (1.17)          (0.88)
Net realized gain........................        --             --             --          (0.09)         (0.00) (c)         --
Return of capital........................        --             --          (0.03)         (0.15)            --              --
                                            -------        -------        -------        -------        -------        --------
Total distributions......................     (0.60)         (1.17)         (1.17)         (1.27)         (1.17)          (0.88)
                                            -------        -------        -------        -------        -------        --------
Net asset value, end of period...........   $ 20.97        $ 21.21        $ 21.27        $ 20.33        $ 22.47        $  20.15
                                            =======        =======        =======        =======        =======        ========
TOTAL RETURN (d).........................      1.75%          5.35%         10.65%         (4.06)%        17.84%           5.21%
                                            =======        =======        =======        =======        =======        ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....   $85,501        $86,412        $71,094        $58,700        $45,432        $    439
Ratio of total expenses to average net
   assets................................      1.16% (e)(f)   1.16% (e)      1.15%          1.23%          1.46%          22.09% (f)
Ratio of net expenses to average net
   assets................................      1.16% (e)(f)   1.16% (e)      1.15%          1.15%          1.15%           1.15% (f)
Ratio of net investment income (loss) to
   average net assets....................      6.06% (f)      5.80%          5.74%          4.79%          4.20%           5.12% (f)
Portfolio turnover rate..................        43%           123%           170%            60%            60%             88%

(a) Class I Shares were initially seeded on December 16, 2010 and commenced operations on January 11, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e) For the six months ended April 30, 2016 and the year ended October 31, 2015, ratios reflect excise tax of 0.01% and 0.01%, respectively, which are not included in the expense cap.

(f)   Annualized.


                        See Notes to Financial Statements                Page 17

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          SIX MONTHS                                                                FOR THE PERIOD
                                             ENDED                        YEAR ENDED OCTOBER 31,                     3/2/2011 (a)
                                           4/30/2016     --------------------------------------------------------      THROUGH
CLASS R3 SHARES                           (UNAUDITED)       2015           2014           2013           2012         10/31/2011
                                          -----------    -----------    -----------    -----------    -----------    ------------
Net asset value, beginning of period.....   $ 21.13        $ 21.20        $ 20.26        $ 22.41        $ 20.11        $  20.25
                                            -------        -------        -------        -------        -------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............      0.57 (b)       1.13 (b)       1.09 (b)       0.93 (b)       0.80 (b)        0.61
Net realized and unrealized gain (loss)..     (0.28)         (0.14)          0.92          (1.92)          2.56           (0.07)
                                            -------        -------        -------        -------        -------        --------
Total from investment operations.........      0.29           0.99           2.01          (0.99)          3.36            0.54
                                            -------        -------        -------        -------        -------        --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................     (0.55)         (1.06)         (1.04)         (0.92)         (1.06)          (0.68)
Net realized gain........................        --             --             --          (0.10)         (0.00) (c)         --
Return of capital........................        --             --          (0.03)         (0.14)            --              --
                                            -------        -------        -------        -------        -------        --------
Total distributions......................     (0.55)         (1.06)         (1.07)         (1.16)         (1.06)          (0.68)
                                            -------        -------        -------        -------        -------        --------
Net asset value, end of period...........   $ 20.87        $ 21.13        $ 21.20        $ 20.26        $ 22.41        $  20.11
                                            =======        =======        =======        =======        =======        ========
TOTAL RETURN (d).........................      1.41%          4.79%         10.14%         (4.61)%        17.19%           2.74%
                                            =======        =======        =======        =======        =======        ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....   $   295        $   357        $   401        $   478        $   615        $      1
Ratio of total expenses to average net
   assets................................      7.59% (e)(f)   6.56% (e)      5.74%          4.87%         11.51%         301.79% (f)
Ratio of net expenses to average net
   assets................................      1.66% (e)(f)   1.66% (e)      1.65%          1.65%          1.65%           1.90% (f)
Ratio of net investment income (loss) to
   average net assets....................      5.54% (f)      5.30%          5.25%          4.25%          3.66%           4.62% (f)
Portfolio turnover rate..................        43%           123%           170%            60%            60%             88%

(a) Class R3 Shares were initially seeded and commenced operations on March 2, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution and service fees of 0.50% effective December 15, 2011, and 0.75% prior to December 15, 2011, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e) For the six months ended April 30, 2016 and the year ended October 31, 2015, ratios reflect excise tax of 0.01% and 0.01%, respectively, which are not included in the expense cap.

(f)   Annualized.


Page 18                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Preferred Securities and Income Fund (the "Fund") is a series of First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified, open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding the Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2016 (UNAUDITED)


      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2016 (UNAUDITED)

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts. Income is allocated on a pro rata basis to each class of shares.

The Fund may hold the securities of real estate investment trusts ("REITs"). Distributions from such investments may include income, capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2016, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity date and yield for these issuers.

                                        ACQUISITION     SHARES/     CURRENT      CARRYING                      % OF
SECURITY                                    DATE       PAR AMOUNT    PRICE         COST          VALUE      NET ASSETS
----------------------------------------------------------------------------------------------------------------------
AgStar Financial Services ACA, 6.75%      7/31/15             500  $1,112.438  $     526,250  $    556,219     0.33%
Centaur Funding Corp., 9.08%, 4/21/20  7/17/14-1/9/15       2,500   1,193.750      3,128,350     2,984,375     1.80
Land O'Lakes, Inc., 8.00%                  7/9/15      $3,000,000       1.034      3,000,000     3,101,250     1.87
Pitney Bowes International Holdings,
   Inc., Series F, 6.13%                   4/7/15             300   1,015.313        315,375       304,594     0.18
Sirius International Group Ltd, 7.51%     5/19/15      $  500,000       0.985        525,000       492,500     0.30
Sovereign Real Estate Investment
   Trust, 12.00%                       2/5/15-3/22/16       1,261    1,223.75      1,657,803     1,543,149     0.93
                                                                               ---------------------------------------
                                                                               $   9,152,778  $  8,982,087     5.41%
                                                                               ---------------------------------------

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2016 (UNAUDITED)


The tax character of distributions paid during the fiscal year ended October 31, 2015 was as follows:

Distributions paid from:
Ordinary income.............................  $  8,216,441
Capital gain................................            --
Return of capital...........................            --

As of October 31, 2015, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income...............  $    308,049
Undistributed capital gains.................            --
                                              ------------
Total undistributed earnings................       308,049
Accumulated capital and other losses........   (10,564,396)
Net unrealized appreciation (depreciation)..      (886,993)
                                              ------------
Total accumulated earnings (losses).........   (11,143,340)
Other.......................................            --
Paid-in capital.............................   174,091,710
                                              ------------
Net assets..................................  $162,948,370
                                              ============

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2015, for federal income tax purposes, the Fund had a capital loss carryforward of $10,564,396 available, to the extent provided by regulations, to offset future capital gains.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2012, 2013, 2014 and 2015 remain open to federal and state audit. As of April 30, 2016, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES

The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Stonebridge, an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of average daily net assets that is paid by First Trust out of its investment advisory fee.

First Trust and Stonebridge have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of Shares of the Fund (the "Expense Cap") until February 28, 2017 and then will not exceed 1.50% from March 1, 2017 to February 28, 2026 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Stonebridge are subject to recovery on a share class level by First Trust and

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2016 (UNAUDITED)


Stonebridge up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding its Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Stonebridge. Class C and Class I amounts are included as "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2016 and the expenses borne by First Trust and Stonebridge subject to recovery for the periods indicated were as follows:

                                                                   EXPENSES SUBJECT TO RECOVERY
                                     -----------------------------------------------------------------------------------------
                                                                                               SIX MONTHS
                                      YEAR ENDED         YEAR ENDED         YEAR ENDED            ENDED
  ADVISORY            EXPENSE         OCTOBER 31,        OCTOBER 31,        OCTOBER 31,         APRIL 30,
 FEE WAIVER        REIMBURSEMENT         2013               2014               2015               2016               TOTAL
-------------      -------------     -------------      -------------      -------------      -------------      -------------
$      30,978      $          --     $      62,830      $      50,893      $      67,919      $      30,978      $     212,620

During the period ended April 30, 2016, First Trust recovered $32,553 of fees that were previously waived.

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund's assets.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. BNYM IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Prior to January 1, 2016, the fixed annual retainer was allocated pro rata based on each fund's net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                     SIX MONTHS ENDED                     YEAR ENDED
                                      APRIL 30, 2016                   OCTOBER 31, 2015
                                  SHARES          VALUE             SHARES          VALUE
                                ----------    -------------       ----------    -------------
Sales:
     Class A                       248,190    $   5,168,069          465,300    $   9,878,142
     Class C                       276,135        5,780,501          281,791        5,999,358
     Class F                       239,742        5,082,749          146,344        3,141,137
     Class I                     1,170,716       24,511,096        1,750,444       37,275,597
     Class R3                          843           17,500               --               --
                                ----------    -------------       ----------    -------------
Total Sales:                     1,935,626    $  40,559,915        2,643,879    $  56,294,234
                                ==========    =============       ==========    =============

Dividend Reinvestment:
     Class A                        25,036    $     521,766           52,174    $   1,108,173
     Class C                        46,337          967,553           82,508        1,754,763
     Class F                         4,351           91,193            4,515           96,604
     Class I                       113,820        2,380,760          199,494        4,249,667
     Class R3                            1               26               --               --
                                ----------    -------------       ----------    -------------
Total Dividend Reinvestment:       189,545    $   3,961,298          338,691    $   7,209,207
                                ==========    =============       ==========    =============

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2016 (UNAUDITED)

                                     SIX MONTHS ENDED                     YEAR ENDED
                                      APRIL 30, 2016                   OCTOBER 31, 2015
                                  SHARES          VALUE             SHARES          VALUE
                                ----------    -------------       ----------    -------------
Redemptions:
     Class A                      (194,795)   $  (4,064,367)        (715,203)   $ (15,165,198)
     Class C                      (210,578)      (4,391,209)        (364,533)      (7,754,300)
     Class F                      (198,820)      (4,163,893)        (155,982)      (3,333,308)
     Class I                    (1,281,254)     (26,467,967)      (1,216,841)     (25,901,934)
     Class R3                       (3,603)         (75,054)          (2,012)         (42,745)
                                ----------    -------------       ----------    -------------
Total Redemptions:              (1,889,050)   $ (39,162,490)      (2,454,571)   $ (52,197,485)
                                ==========    =============       ==========    =============


                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than short-term investments, for the six months ended April 30, 2016, were $73,246,127 and $69,520,908, respectively.

                                 6. BORROWINGS

The Trust on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV entered into a $140 million Credit Agreement with The Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans. Prior to March 9, 2016, the commitment amount was $80,000,000 and the commitment fee was 0.15%. First Trust allocates the commitment fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged.

The Fund did not have any borrowings outstanding during the six months ended April 30, 2016.

                        7. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.50% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse and compensate First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition of disclosures in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2016 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

INTEREST RATE RISK: If interest rates rise, the prices of fixed-rate preferred securities and other fixed-rate debt securities held by the Fund will fall.

PREFERRED SECURITIES RISK: Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

CONCENTRATION RISK: A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CONVERTIBLE SECURITIES/CONTINGENT CONVERTIBLE SECURITIES RISK: The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

Contingent convertible securities ("CoCos") provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. CoCos may be considered to be high yield securities (a.k.a. "junk" bonds) and, to the extent a CoCo held by the Fund undergoes a write down, the Fund may lose some or all of its original investment in the CoCo. Performance of a CoCo issuer may, in general, be correlated with the performance of other CoCo issuers. As a result, negative information regarding one CoCo issuer may cause a decline in value of other CoCo issuers. Subordinate securities such as CoCos are more likely to experience credit loss than non-subordinate securities of the same issuer - even if the CoCos do not convert to equity securities. Any losses incurred by subordinate securities, such as CoCos, are likely to be proportionately greater than non-subordinate securities and any recovery of principal and interest of subordinate securities may take more time. As a result, any perceived decline in credit worthiness of a CoCo issuer is likely to have a greater impact on the CoCo, as a subordinate security.

CREDIT RISK: Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

CURRENCY RISK: Although the Fund's net asset value is determined on the basis of U.S. dollars, because the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2016 (UNAUDITED)


DEPOSITARY RECEIPTS RISK: Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

FINANCIAL COMPANY RISK: The Fund invests in the securities of financial companies, which may include banks, thrifts, brokerage firms, broker-dealers, investment banks, finance companies, REITs and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk bonds," are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK: Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK: If interest rates fall, the income from the Fund's portfolio will decline as the Fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REIT RISK: Investing in REITs involves risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

NON U.S. SECURITIES RISK: The Fund may invest in securities of non U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

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


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


FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Stonebridge Advisors, LLC
10 Westport Road
Suite C101
Wilton, CT 06897

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

        First Trust/Confluence
        Small Cap Value Fund
        -----------------------------------------
        Semi-Annual Report
        For the Six Months Ended
        April 30, 2016


CONFLUENCE INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2016

Shareholder Letter ..........................................................  1
At a Glance .................................................................  2
Portfolio Management ........................................................  4
Understanding Your Fund Expenses ............................................  5
Portfolio of Investments ....................................................  6
Statement of Assets and Liabilities .........................................  8
Statement of Operations .....................................................  9
Statements of Changes in Net Assets ......................................... 10
Financial Highlights ........................................................ 11
Notes to Financial Statements ............................................... 14
Additional Information ...................................................... 19

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Confluence Small Cap Value Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's web page at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2016


Dear Shareholders:

Thank you for your investment in First Trust/Confluence Small Cap Value Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2016. Additionally, First Trust compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember: First, the U.S. economy grew, despite the massive decline in oil prices, and second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. Early in 2016, many investors were concerned that the volatility we saw in the market in 2015 would continue, and it did. From December 31, 2015 through February 11, 2016, the S&P 500(R) Index declined by 10.27%. Since then, the market has made a steady comeback, and as of April 30, 2016, the S&P 500(R) Index was up 13.39%.

First Trust believes that having a long-term investment horizon and being invested in quality products can help you reach your goals, despite how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investments each and every day, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE"
AS OF APRIL 30, 2016 (UNAUDITED)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
                                                NET ASSET
FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND    VALUE (NAV)
-----------------------------------------------------------
Class A (FOVAX)                                  $26.69
Class C (FOVCX)                                  $24.69
Class I (FOVIX)                                  $27.21
-----------------------------------------------------------


-----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                               INVESTMENTS
-----------------------------------------------------------
VCA, Inc.                                          4.6%
Morningstar, Inc.                                  4.0
Potbelly Corp.                                     4.0
MTS Systems Corp.                                  3.9
National Interstate Corp.                          3.8
Mueller Industries, Inc.                           3.8
RE/MAX Holdings, Inc., Class A                     3.8
Natus Medical, Inc.                                3.7
Rayonier, Inc.                                     3.7
Snyder's-Lance, Inc.                               3.7
-----------------------------------------------------------
                                        Total     39.0%
                                                =======


-----------------------------------------------------------
                                               % OF TOTAL
SECTOR ALLOCATION                              INVESTMENTS
-----------------------------------------------------------
Industrials                                       35.1%
Financials                                        24.4
Health Care                                       21.6
Consumer Discretionary                            11.4
Information Technology                             3.9
Consumer Staples                                   3.6
-----------------------------------------------------------
                                        Total    100.0%
                                                =======

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE" (CONTINUED)
AS OF APRIL 30, 2016 (UNAUDITED)

          -----------------------------------------------------------
                      PERFORMANCE OF A $10,000 INVESTMENT
          -----------------------------------------------------------
          This chart compares your Fund's Class I performance to that of the Russell 2000(R) Value Index and the Russell 2000(R) Index from 1/11/2011 through 4/30/2016.


           First Trust/Confluence
           Small Cap Value Fund -        Russell 2000(R)        Russell 2000(R)
               Class I Shares         Value Index ("R2000V")    Index ("R2000")
1/11/11            $10,000                   $10,000                $10,000
4/30/11             10,730                    10,966                 10,716
10/31/11             9,790                     9,457                  9,261
4/30/12             10,554                    10,499                 10,323
10/31/12            10,951                    10,599                 10,601
4/30/13             12,260                    12,309                 12,307
10/31/13            13,892                    14,023                 14,389
4/30/14             14,285                    14,720                 14,832
10/31/14            15,214                    15,129                 15,548
4/30/15             15,626                    15,439                 16,271
10/31/15            15,403                    14,693                 15,601
4/30/16             15,847                    14,866                 15,305

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2016
----------------------------------------------------------------------------------------------------------------------
                          A SHARES                  C SHARES                 I SHARES
                     Inception 2/24/2011       Inception 3/2/2011       Inception 1/11/2011      R2000V*       R2000*
----------------------------------------------------------------------------------------------------------------------
                                                          W/MAX
                                                          1.00%
                                  W/MAX                 CONTINGENT
                       W/O        5.50%         W/O      DEFERRED               W/O                W/O           W/O
                      SALES       SALES        SALES      SALES                SALES              SALES         SALES
AVERAGE ANNUAL       CHARGES     CHARGE       CHARGES     CHARGE              CHARGES            CHARGES       CHARGES
TOTAL RETURNS
6 Months             2.86%       -2.80%       2.38%        1.38%               2.88%              1.18%        -1.90%
1 Year               1.59%       -4.00%       0.41%       -0.58%               1.41%             -3.71%        -5.94%
5 Years              7.67%        6.46%       6.72%        6.72%               8.11%              6.77%         6.98%
Since Inception      8.73%        7.55%       7.12%        7.12%               9.07%              7.77%         8.36%
----------------------------------------------------------------------------------------------------------------------

* Since inception return is based on the Class I Shares inception date.

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2016


                                  SUB-ADVISOR

Confluence Investment Management LLC, a registered investment advisor ("Confluence" or the "Sub-Advisor"), located in St. Louis, Missouri, serves as the sub-advisor to First Trust/Confluence Small Cap Value Fund (the "Fund"). The investment professionals at Confluence have over 80 years of aggregate portfolio management experience. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.

                           PORTFOLIO MANAGEMENT TEAM

MARK KELLER, CFA - CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER

DANIEL WINTER, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

CHRIS STEIN - VICE PRESIDENT AND PORTFOLIO MANAGER

THOMAS DUGAN, CFA - ASSOCIATE VICE PRESIDENT AND PORTFOLIO MANAGER

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
UNDERSTANDING YOUR FUND EXPENSES
AS OF APRIL 30, 2016 (UNAUDITED)


As a shareholder of the First Trust/Confluence Small Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2016.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

           -----------------------------------------------------------------------------------------------------
                                                                       HYPOTHETICAL
                         ACTUAL EXPENSES                        (5% RETURN BEFORE EXPENSES)
           -------------------------------------------   -----------------------------------------
                             ENDING      EXPENSES PAID    BEGINNING      ENDING      EXPENSES PAID
             BEGINNING       ACCOUNT     DURING PERIOD     ACCOUNT       ACCOUNT     DURING PERIOD   ANNUALIZED
           ACCOUNT VALUE      VALUE      11/01/2015 -       VALUE         VALUE      11/01/2015 -      EXPENSE
            11/01/2015      4/30/2016    4/30/2016 (a)   11/01/2015     4/30/2016    4/30/2016 (a)   RATIOS (b)
           -----------------------------------------------------------------------------------------------------
Class A    $    1,000.00   $  1,028.60   $        8.12   $  1,000.00   $  1,016.86   $        8.07      1.61%
Class C         1,000.00      1,023.80           11.88      1,000.00      1,013.13           11.81      2.36
Class I         1,000.00      1,028.80            6.86      1,000.00      1,018.10            6.82      1.36

(a) Expenses are equal to the annualized expense ratios as indicated in the table, multiplied by the average account value over the period (November 1, 2015 through April 30, 2016), multiplied by 182/366 (to reflect the six-month period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2016 (UNAUDITED)

   SHARES                                      DESCRIPTION                                       VALUE
-------------  ----------------------------------------------------------------------------  --------------
COMMON STOCKS - 78.6%

               AIR FREIGHT & LOGISTICS - 2.9%
        3,535  Forward Air Corp............................................................  $      161,125
                                                                                             --------------
               BANKS - 2.9%
        3,225  Bank of Marin Bancorp.......................................................         158,090
                                                                                             --------------
               DIVERSIFIED FINANCIAL SERVICES - 3.3%
        2,224  Morningstar, Inc............................................................         185,037
                                                                                             --------------
               ELECTRICAL EQUIPMENT - 5.5%
        4,170  Franklin Electric Co., Inc..................................................         131,730
        9,087  Thermon Group Holdings, Inc. (a)............................................         170,291
                                                                                             --------------
                                                                                                    302,021
                                                                                             --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.3%
        3,273  MTS Systems Corp............................................................         184,008
                                                                                             --------------
               FOOD PRODUCTS - 3.1%
        5,341  Snyder's-Lance, Inc.........................................................         170,752
                                                                                             --------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 8.6%
        4,315  Haemonetics Corp. (a).......................................................         139,936
        5,764  Halyard Health, Inc. (a)....................................................         162,314
        5,469  Natus Medical, Inc. (a).....................................................         174,297
                                                                                             --------------
                                                                                                    476,547
                                                                                             --------------
               HEALTH CARE PROVIDERS & SERVICES - 6.9%
        3,892  Patterson Cos., Inc.........................................................         168,718
        3,395  VCA, Inc. (a)...............................................................         213,783
                                                                                             --------------
                                                                                                    382,501
                                                                                             --------------
               HOTELS, RESTAURANTS & LEISURE - 3.3%
       12,953  Potbelly Corp. (a)..........................................................         184,580
                                                                                             --------------
               INDUSTRIAL CONGLOMERATES - 2.8%
        9,505  Raven Industries, Inc.......................................................         152,935
                                                                                             --------------
               INSURANCE - 8.7%
        4,820  Brown & Brown, Inc..........................................................         169,230
        5,752  National Interstate Corp....................................................         177,104
       10,645  OneBeacon Insurance Group Ltd...............................................         131,998
                                                                                             --------------
                                                                                                    478,332
                                                                                             --------------
               LIFE SCIENCES TOOLS & SERVICES - 2.7%
        1,627  Bio-Techne Corp.............................................................         151,604
                                                                                             --------------
               MACHINERY - 10.3%
        2,060  Graco, Inc..................................................................         161,484
        3,186  John Bean Technologies Corp.................................................         166,118
        5,554  Mueller Industries, Inc.....................................................         175,284
          907  RBC Bearings, Inc. (a)......................................................          66,483
                                                                                             --------------
                                                                                                    569,369
                                                                                             --------------
               PROFESSIONAL SERVICES - 5.3%
        5,181  Advisory Board (The) Co. (a)................................................         163,927
        2,618  Exponent, Inc...............................................................         130,481
                                                                                             --------------
                                                                                                    294,408
                                                                                             --------------


Page 6                  See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

   SHARES                                      DESCRIPTION                                       VALUE
-------------  ----------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

               REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.2%
        4,763  RE/MAX Holdings, Inc., Class A..............................................  $      175,278
                                                                                             --------------
               ROAD & RAIL - 2.9%
        2,406  Landstar System, Inc........................................................         157,713
                                                                                             --------------
               TEXTILES, APPAREL & LUXURY GOODS - 2.9%
        3,393  Culp, Inc...................................................................          89,032
        2,702  Tumi Holdings, Inc. (a).....................................................          72,090
                                                                                             --------------
                                                                                                    161,122
                                                                                             --------------
               TOTAL COMMON STOCKS.........................................................       4,345,422
                                                                                             --------------
               (Cost $3,886,544)


REAL ESTATE INVESTMENT TRUSTS - 5.9%

        9,150  Gladstone Commercial Corp...................................................         153,994
        6,988  Rayonier, Inc...............................................................         172,464
                                                                                             --------------
               TOTAL REAL ESTATE INVESTMENT TRUSTS.........................................         326,458
                                                                                             --------------
               (Cost $324,666)
               TOTAL INVESTMENTS - 84.5%...................................................       4,671,880
               (Cost $4,211,210) (b)
               NET OTHER ASSETS AND LIABILITIES - 15.5%....................................         857,752
                                                                                             --------------
               NET ASSETS - 100.0%.........................................................  $    5,529,632
                                                                                             ==============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $658,263 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $197,593.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                         4/30/2016        PRICES          INPUTS          INPUTS
                                                       -------------   -------------   -------------   -------------
Common Stocks*.....................................    $   4,345,422   $   4,345,422   $          --   $          --
Real Estate Investment Trusts......................          326,458         326,458              --              --
                                                       -------------   -------------   -------------   -------------
Total Investments..................................    $   4,671,880   $   4,671,880   $          --   $          --
                                                       =============   =============   =============   =============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.


                        See Notes to Financial Statements                 Page 7

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2016 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $4,211,210)...........................................................................      $  4,671,880
Cash...........................................................................................           740,148
Prepaid expenses...............................................................................            17,102
Receivables:
   Fund shares sold............................................................................           150,178
   From investment advisor.....................................................................            19,325
   Dividends...................................................................................             1,824
                                                                                                     ------------
   Total Assets................................................................................         5,600,457
                                                                                                     ------------
LIABILITIES:
Payables:
   Audit and tax fees..........................................................................            19,958
   Transfer agent fees.........................................................................            11,346
   Printing fees...............................................................................             9,542
   Administrative fees.........................................................................             8,750
   Commitment fees.............................................................................             6,225
   Trustees' fees and expenses.................................................................             5,932
   Legal fees..................................................................................             4,632
   12b-1 distribution and service fees.........................................................             2,350
   Financial reporting fees....................................................................               745
   Custodian fees..............................................................................               733
   Fund shares repurchased.....................................................................               330
Other liabilities..............................................................................               282
                                                                                                     ------------
   Total Liabilities...........................................................................            70,825
                                                                                                     ------------
NET ASSETS.....................................................................................      $  5,529,632
                                                                                                     ============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $  4,952,049
Par value......................................................................................             2,138
Accumulated net investment income (loss).......................................................            (6,757)
Accumulated net realized gain (loss) on investments............................................           121,532
Net unrealized appreciation (depreciation) on investments......................................           460,670
                                                                                                     ------------
NET ASSETS.....................................................................................      $  5,529,632
                                                                                                     ============
MAXIMUM OFFERING PRICE PER SHARE:
CLASS A SHARES:
Net asset value and redemption price per share (Based on net assets of $1,706,816 and
   63,946 shares of beneficial interest issued and outstanding)................................      $      26.69
Maximum sales charge (5.50% of offering price).................................................              1.55
                                                                                                     ------------
Maximum offering price to public...............................................................      $      28.24
                                                                                                     ============
CLASS C SHARES:
Net asset value and redemption price per share (Based on net assets of $2,490,863 and
   100,903 shares of beneficial interest issued and outstanding)...............................      $      24.69
                                                                                                     ============
CLASS I SHARES:
Net asset value and redemption price per share (Based on net assets of $1,331,953 and
   48,949 shares of beneficial interest issued and outstanding)................................      $      27.21
                                                                                                     ============


Page 8                  See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $142).............................................      $     41,046
Interest.......................................................................................               324
                                                                                                     ------------
   Total investment income.....................................................................            41,370
                                                                                                     ------------
EXPENSES:
Transfer agent fees............................................................................            31,140
Registration fees..............................................................................            28,888
Investment advisory fees.......................................................................            23,714
Administrative fees............................................................................            21,875
Audit and tax fees.............................................................................            16,309
12b-1 distribution and/or service fees:
   Class A.....................................................................................             2,006
   Class C.....................................................................................            11,335
Trustees' fees and expenses....................................................................             8,608
Printing fees..................................................................................             8,194
Commitment fees................................................................................             7,956
Financial reporting fees.......................................................................             4,599
Legal fees.....................................................................................             2,983
Custodian fees.................................................................................             1,084
Listing expense................................................................................               748
Excise tax expense.............................................................................               335
Other..........................................................................................             1,094
                                                                                                     ------------
   Total expenses..............................................................................           170,868
   Fees waived and expenses reimbursed by the investment advisor...............................          (125,181)
                                                                                                     ------------
Net expenses...................................................................................            45,687
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................            (4,317)
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................           121,947
   Net change in unrealized appreciation (depreciation) on investments.........................            11,124
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................           133,071
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $    128,754
                                                                                                     ============


                        See Notes to Financial Statements                 Page 9

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS
                                                                                      ENDED              YEAR
                                                                                    4/30/2016           ENDED
                                                                                   (UNAUDITED)        10/31/2015
                                                                                   ------------      ------------
OPERATIONS:
Net investment income (loss)...................................................    $     (4,317)     $     (7,166)
Net realized gain (loss).......................................................         121,947            90,481
Net change in unrealized appreciation (depreciation)...........................          11,124           (43,891)
                                                                                   ------------      ------------
Net increase (decrease) in net assets resulting from operations................         128,754            39,424
                                                                                   ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A Shares.................................................................         (24,569)          (80,157)
Class C Shares.................................................................         (35,974)         (153,521)
Class I Shares.................................................................         (11,326)          (40,367)
Class R3 Shares................................................................              --              (102)
                                                                                   ------------      ------------
Total distributions to shareholders............................................         (71,869)         (274,147)
                                                                                   ------------      ------------

CAPITAL TRANSACTIONS:
Proceeds from shares sold......................................................       1,453,355         1,949,851
Proceeds from shares reinvested................................................          63,092           239,525
Cost of shares redeemed........................................................        (516,563)       (1,196,598)
                                                                                   ------------      ------------
Net increase (decrease) in net assets resulting from capital transactions......         999,884           992,778
                                                                                   ------------      ------------
Total increase (decrease) in net assets........................................       1,056,769           758,055

NET ASSETS:
Beginning of period............................................................       4,472,863         3,714,808
                                                                                   ------------      ------------
End of period..................................................................    $  5,529,632      $  4,472,863
                                                                                   ============      ============
Accumulated net investment income (loss) at end of period......................    $     (6,757)     $     (2,440)
                                                                                   ============      ============


Page 10                 See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           SIX MONTHS
                                              ENDED                        YEAR ENDED OCTOBER 31,                        PERIOD
                                            4/30/2016     --------------------------------------------------------        ENDED
CLASS A SHARES                             (UNAUDITED)       2015           2014            2013          2012        10/31/2011 (d)
                                           -----------    -----------    -----------    -----------    -----------    ------------
Net asset value, beginning of period.....    $ 26.34        $ 28.03        $ 26.77        $ 21.58        $ 19.54        $  20.10
                                             -------        -------        -------        -------        -------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a).........       0.02           0.04           0.00 (e)       0.10           0.23            0.03
Net realized and unrealized gain (loss)..       0.71           0.31           2.39           5.46           1.85           (0.59)
                                             -------        -------        -------        -------        -------        --------
Total from investment operations.........       0.73           0.35           2.39           5.56           2.08           (0.56)
                                             -------        -------        -------        -------        -------        --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................         --             --             --          (0.27)         (0.04)             --
Net realized gain........................      (0.38)         (2.04)         (1.13)         (0.10)            --              --
                                             -------        -------        -------        -------        -------        --------
Total distributions......................      (0.38)         (2.04)         (1.13)         (0.37)         (0.04)             --
                                             -------        -------        -------        -------        -------        --------
Net asset value, end of period...........    $ 26.69        $ 26.34        $ 28.03        $ 26.77        $ 21.58        $  19.54
                                             =======        =======        =======        =======        =======        ========
TOTAL RETURN (b).........................       2.86%          1.22%          9.23%         26.16%         10.61%          (2.79)%
                                             =======        =======        =======        =======        =======        ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....    $ 1,707        $ 1,413        $ 1,144        $ 1,288        $   651        $    218
Ratio of total expenses to average net
   assets................................       6.87% (c)      7.61%          8.65%         11.29%         23.94%          60.42%(c)
Ratio of net expenses to average net
   assets................................       1.61% (c)(g)   1.60%          1.60%          1.60%          1.60%           1.60%(c)
Ratio of net investment income (loss) to
   average net assets....................       0.14% (c)      0.16%          0.00% (f)      0.42%          1.10%           0.26%(c)
Portfolio turnover rate..................         14%            17%            39%            31%            11%             21%

(a)   Per share amounts have been calculated using the average shares method.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(c)   Annualized.

(d)   Class A Shares commenced operations on February 24, 2011.

(e)   Amount is less than $0.01.

(f)   Amount is less than 0.01%.

(g) Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.60%.


                        See Notes to Financial Statements                Page 11

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           SIX MONTHS
                                              ENDED                        YEAR ENDED OCTOBER 31,                        PERIOD
                                            4/30/2016     --------------------------------------------------------       ENDED
CLASS C SHARES                             (UNAUDITED)       2015           2014           2013           2012        10/31/2011 (d)
                                           -----------    -----------    -----------    -----------    -----------    ------------
Net asset value, beginning of period.....    $ 24.51        $ 26.44        $ 25.51        $ 20.59        $ 18.81        $ 20.10
                                             -------        -------        -------        -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a).........      (0.07)         (0.14)         (0.19)         (0.10)          0.05          (0.07)
Net realized and unrealized gain (loss)..       0.63           0.25           2.25           5.23           1.73          (1.22)
                                             -------        -------        -------        -------        -------        -------
Total from investment operations.........       0.56           0.11           2.06           5.13           1.78          (1.29)
                                             -------        -------        -------        -------        -------        -------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................         --             --             --          (0.11)            --             --
Net realized gain........................      (0.38)         (2.04)         (1.13)         (0.10)            --             --
                                             -------        -------        -------        -------        -------        -------
Total distributions......................      (0.38)         (2.04)         (1.13)         (0.21)            --             --
                                             -------        -------        -------        -------        -------        -------
Net asset value, end of period...........    $ 24.69        $ 24.51        $ 26.44        $ 25.51        $ 20.59        $ 18.81
                                             =======        =======        =======        =======        =======        =======
TOTAL RETURN (b).........................       2.38%          0.33%          8.36%         25.11%          9.46%         (6.42)%
                                             =======        =======        =======        =======        =======        =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....    $ 2,491        $ 2,247        $ 1,977        $ 1,956        $   615        $     8
Ratio of total expenses to average net
   assets................................       7.32% (c)      7.93%          8.81%         10.45%         26.69%         98.09%(c)
Ratio of net expenses to average net
   assets................................       2.36% (c)(e)   2.35%          2.35%          2.35%          2.35%          2.35%(c)
Ratio of net investment income (loss) to
   average net assets....................      (0.62)% (c)    (0.57)%        (0.73)%        (0.43)%         0.25%         (0.54)%(c)
Portfolio turnover rate..................         14%            17%            39%            31%            11%            21%

(a)   Per share amounts have been calculated using the average shares method.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(c)   Annualized.

(d)   Class C Shares commenced operations on March 2, 2011.

(e) Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 2.35%.


Page 12                 See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            SIX MONTHS
                                               ENDED                       YEAR ENDED OCTOBER 31,                        PERIOD
                                             4/30/2016    --------------------------------------------------------        ENDED
CLASS I SHARES                             (UNAUDITED)       2015           2014        2013           2012           10/31/2011 (d)
                                           -----------    -----------    -----------    -----------    -----------    ------------
Net asset value, beginning of period.....    $ 26.84        $ 28.52        $ 27.15        $ 21.81        $ 19.58        $  20.00
                                             -------        -------        -------        -------        -------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a).........       0.04           0.10           0.08           0.16           0.26            0.07
Net realized and unrealized gain (loss)..       0.71           0.26           2.42           5.60           2.05           (0.49)
                                             -------        -------        -------        -------        -------        --------
Total from investment operations.........       0.75           0.36           2.50           5.76           2.31           (0.42)
                                             -------        -------        -------        -------        -------        --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................         --             --             --          (0.32)         (0.08)             --
Net realized gains.......................      (0.38)         (2.04)         (1.13)         (0.10)            --              --
                                             -------        -------        -------        -------        -------        --------
Total distributions......................      (0.38)         (2.04)         (1.13)         (0.42)         (0.08)             --
                                             -------        -------        -------        -------        -------        --------
Net asset value, end of period...........    $ 27.21        $ 26.84        $ 28.52        $ 27.15        $ 21.81         $ 19.58
                                             =======        =======        =======        =======        =======        ========
TOTAL RETURN (b).........................       2.88%          1.23%          9.51%         26.85%         11.85%          (2.10)%
                                             =======        =======        =======        =======        =======        ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....    $ 1,332        $   813        $   592        $   276        $   141        $    164
Ratio of total expenses to average net
   assets................................       7.51% (c)      8.46%         11.05%         17.52%         41.80%         103.62%(c)
Ratio of net expenses to average net
   assets................................       1.36% (c)(e)   1.35%          1.35%          1.35%          1.35%           1.35%(c)
Ratio of net investment income (loss) to
   average net assets....................       0.35% (c)       0.38%         0.28%          0.66%          1.28%           0.43%(c)
Portfolio turnover rate..................         14%            17%            39%            31%            11%             21%

(a)   Per share amounts have been calculated using the average shares method.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(c)   Annualized.

(d) Class I Shares were initially seeded on December 16, 2010 and commenced operations on January 11, 2011.

(e) Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.35%.



                        See Notes to Financial Statements                Page 13

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust/Confluence Small Cap Value Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in equity securities of U.S. listed companies with small market capitalizations at the time of investment that Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") believes have produced solid returns over extended periods of time. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts ("REITs") and other securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2016 (UNAUDITED)


which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.

The Fund may hold shares of business development companies ("BDCs"). The tax character of distributions received from these securities may vary when reported by the issuer after its tax reporting period concludes.

The Fund may hold the securities of REITs. Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT's fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2016 (UNAUDITED)


The tax character of distributions paid during the fiscal year ended October 31, 2015 was as follows:

Distributions paid from:
Ordinary income.............................  $     95,195
Capital gain................................       178,952
Return of capital...........................            --

As of October 31, 2015, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income...............  $         --
Undistributed capital gains.................        71,454
                                              ------------
Total undistributed earnings................        71,454
Accumulated capital and other losses........        (2,440)
Net unrealized appreciation (depreciation)..       449,546
                                              ------------
Total accumulated earnings (losses).........       518,560
Other.......................................            --
Paid-in capital.............................     3,954,303
                                              ------------
Net assets..................................  $  4,472,863
                                              ============

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2015, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2015, the Fund incurred and elected to defer $2,440 in net ordinary losses.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2012, 2013, 2014 and 2015 remain open to federal and state audit. As of April 30, 2016, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES

The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Confluence serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of the Fund's average daily net assets that is paid by First Trust from its investment advisory fee.

First Trust and Confluence have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the "Expense Cap") until February 28, 2017 and then will not exceed 1.70% from March 1, 2017 to February 28, 2026 (the "Expense Cap Termination Date"). Expenses borne and fees waived by

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2016 (UNAUDITED)


First Trust and Confluence are subject to recovery by First Trust and Confluence up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Confluence. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2016, and the expenses borne by First Trust and Confluence subject to recovery were as follows:

                                                              EXPENSES SUBJECT TO RECOVERY
                               ------------------------------------------------------------------------------------------
ADVISORY FEE      EXPENSE         YEAR ENDED         YEAR ENDED         YEAR ENDED      SIX MONTHS ENDED
   WAIVER      REIMBURSEMENT   OCTOBER 31, 2013   OCTOBER 31, 2014   OCTOBER 31, 2015    APRIL 30, 2016         TOTAL
------------   -------------   ----------------   ----------------   ----------------   -----------------   -------------
$  23,714      $  101,467      $    58,911        $    283,909       $    267,934       $    125,181        $  735,935

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund's assets.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Prior to January 1, 2016, the fixed annual retainer was allocated pro rata based on each fund's net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                     SIX MONTHS ENDED                     YEAR ENDED
                                      APRIL 30, 2016                   OCTOBER 31, 2015

                                  SHARES          VALUE             SHARES         VALUES
                                ----------    -------------       ----------    -------------
Sales:
     Class A                        25,006    $     649,535           46,377    $   1,205,524
     Class C                        11,474          271,036           14,150          356,344
     Class I                        20,156          532,784           14,064          387,983
     Class R3*                          --               --               --               --
                                ----------    -------------       ----------    -------------
Total Sales:                        56,636    $   1,453,355           74,591    $   1,949,851
                                ==========    =============       ==========    =============

Dividend Reinvestment:
     Class A                           710    $      18,081            2,231    $      59,057
     Class C                         1,446           34,167            5,746          142,694
     Class I                           418           10,844            1,400           37,774
     Class R3*                          --               --               --               --
                                ----------    -------------       ----------    -------------
Total Dividend Reinvestment:         2,574    $      63,092            9,377    $     239,525
                                ==========    =============       ==========    =============

Redemptions:
     Class A                       (15,423)   $    (380,986)         (35,778)   $    (957,963)
     Class C                        (3,689)         (84,951)          (2,998)         (75,107)
     Class I                        (1,912)         (50,626)          (5,946)        (162,207)
     Class R3*                          --               --              (50)          (1,321)
                                ----------    -------------       ----------    -------------
Total Redemptions:                 (21,024)   $    (516,563)         (44,772)   $  (1,196,598)
                                ==========    =============       ==========    =============

* Effective March 20, 2015, all outstanding Class R3 Shares were redeemed and no Class R3 Shares are currently available for purchase.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2016 (UNAUDITED)


                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended April 30, 2016, were $1,046,091 and $610,447, respectively.

                                 6. BORROWINGS

The Trust, First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV have an $140 million Credit Agreement with The Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. Scotia charges a commitment fee of 0.25% of the daily amount of exess of the commitment amount over the outstanding principal balance of the loans. Prior to March 9, 2016, the commitment was $80 million and the commitment fee was 0.15%. First Trust allocates the commitment fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2016.

                       7. DISTRIBUTION AND SERVICE PLANS

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.

                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2016 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q's are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

BDC RISK. The Fund may invest in BDCs which may carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. The BDCs held by the Fund may employ the use of leverage their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

CONCENTRATION RISK. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of Fund shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INDUSTRIALS AND PRODUCER DURABLES COMPANIES RISK. The Fund invests in the securities of industrials and producer durables companies, which convert unfinished goods into finished durables used to manufacture other goods or provide services. These companies produce electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

INVESTMENT COMPANIES RISK. If the Fund invests in investment companies, Fund shareholders bear both their proportionate share of Fund expenses and, indirectly, the expenses of the investment companies. Also, the investment companies are subject to the risks of the underlying securities that they hold. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs and closed-end investment companies. Closed-end investment companies may be leveraged, in which case the value and/or yield of their shares will tend to be more volatile than shares of unleveraged funds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). Moreover, shares of closed-end investment companies and ETFs may be sold at a discount from their net asset value.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 80% of its assets in Small-Cap Companies. Because the market capitalization is measured at the time of its initial purchase, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the market capitalization range. Because of market movement, there can be no assurance that the securities held by the Fund will stay within the given market capitalization range. As a result, the Fund may be exposed to additional risk or investors may not be given the opportunity to invest fully in a certain market capitalization range.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2016 (UNAUDITED)


MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REIT INVESTMENT RISK. Because the Fund invests in REITs, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchasers, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

SMALL CAP RISK. The Fund invests in Small-Cap Companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and dependence on a few key people, and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of Small-Cap Companies may be less liquid than those of larger companies.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

VALUE INVESTING RISK. The Fund focuses its investments on securities that the portfolio managers believe are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities generally are selected on the basis of an issuer's business and economic fundamentals or the securities' current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors. Disciplined adherence to a "value" investment mandate during periods in which that style is "out of favor" can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
20 Allen Avenue, Suite 300
Saint Louis, MO 63119

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

        First Trust Short Duration
        High Income Fund
        -----------------------------------------
        Semi-Annual Report
        For the Six Months Ended April 30, 2016

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2016

Shareholder Letter...........................................................  1
At a Glance..................................................................  2
Portfolio Management.........................................................  4
Understanding Your Fund Expenses.............................................  5
Portfolio of Investments.....................................................  6
Statement of Assets and Liabilities.......................................... 20
Statement of Operations...................................................... 21
Statements of Changes in Net Assets.......................................... 22
Financial Highlights......................................................... 23
Notes to Financial Statements................................................ 26
Additional Information....................................................... 32


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Short Duration High Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of First Trust are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

            FIRST TRUST SHORT DURATION HIGH INCOME FUND SEMI-ANNUAL
                        LETTER FROM THE CHAIRMAN AND CEO

                                 APRIL 30, 2016


Dear Shareholders:

Thank you for your investment in First Trust Short Duration High Income Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2016. Additionally, First Trust compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember. First, the U.S. economy grew, despite the massive decline in oil prices, and second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. Early in 2016, many investors were concerned that the volatility we saw in the market in 2015 would continue, and it did. From December 31, 2015 through February 11, 2016, the S&P 500(R) Index declined by 10.27%. Since then, the market has made a steady comeback, and as of April 30, 2016, the S&P 500(R) Index was up 13.39%.

First Trust believes that having a long-term investment horizon and being invested in quality products can help you reach your goals, despite how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investments each and every day, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2016 (UNAUDITED)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
FIRST TRUST SHORT DURATION HIGH                 NET ASSET
   INCOME FUND                                 VALUE (NAV)
-----------------------------------------------------------
Class A (FDHAX)                                  $19.73
Class C (FDHCX)                                  $19.72
Class I (FDHIX)                                  $19.74
-----------------------------------------------------------


-----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY(1)                              INVESTMENTS
-----------------------------------------------------------
BBB                                                2.5%
BBB-                                               1.6
BB+                                                2.3
BB                                                 7.0
BB-                                               19.1
B+                                                16.9
B                                                 23.9
B-                                                13.8
CCC+                                               8.2
CCC                                                2.5
CCC-                                               0.1
CC                                                 0.4
D                                                  0.1
NR                                                 0.5
Private                                            1.1
                                                 -------
                                        Total    100.0%
                                                 =======


-----------------------------------------------------------
                                               % OF TOTAL
TOP TEN ISSUERS                                INVESTMENTS
-----------------------------------------------------------
Tenet Healthcare Corp.                             2.5%
Valeant Pharmaceuticals International, Inc.        2.3
New HB Acquisition LLC                             2.1
Albertsons LLC                                     2.1
BJ's Wholesale Club, Inc.                          2.0
Charter Communications Operating LLC               2.0
Portillo's Holdings LLC                            1.9
Caesars Growth Partners LLC                        1.9
Amaya Holdings B.V.                                1.9
Avago Technologies Cayman Ltd.                     1.8
                                                 -------
                                        Total     20.5%
                                                 =======


-----------------------------------------------------------
                                               % OF TOTAL
INDUSTRY CLASSIFICATION                        INVESTMENTS
-----------------------------------------------------------
Health Care Providers & Services                  12.3%
Media                                             11.6
Hotels, Restaurants & Leisure                     11.3
Pharmaceuticals                                    8.5
Food Products                                      5.2
Life Sciences Tools & Services                     4.7
Food & Staples Retailing                           4.2
Software                                           3.9
Specialty Retail                                   3.6
Semiconductors & Semiconductor Equipment           3.4
Health Care Equipment & Supplies                   3.4
Diversified Telecommunication Services             2.5
Commercial Services & Supplies                     2.5
Diversified Consumer Services                      2.1
Aerospace & Defense                                2.0
Professional Services                              1.9
Insurance                                          1.9
Real Estate Management & Development               1.8
Wireless Telecommunication Services                1.7
Building Products                                  1.5
Containers & Packaging                             1.3
Oil, Gas & Consumable Fuels                        0.8
Beverages                                          0.8
Independent Power and Renewable Electricity
   Producers                                       0.7
Consumer Finance                                   0.7
Technology Hardware, Storage & Peripherals         0.6
Auto Components                                    0.6
Real Estate Investment Trusts                      0.6
Diversified Business Services                      0.6
Electronic Equipment & Instruments                 0.5
Health Care Technology                             0.5
Road & Rail                                        0.5
Capital Markets                                    0.4
Automobiles                                        0.3
Chemicals                                          0.3
Diversified Financial Services                     0.3
IT Services                                        0.2
Electric Utilities                                 0.2
Trading Companies & Distributors                   0.1
Machinery                                          0.0*
                                                 -------
                                        Total    100.0%
                                                 =======

--------------------------------------------------------------------------------
                                              CLASS         CLASS        CLASS
DIVIDEND DISTRIBUTIONS                       A SHARES      C SHARES     I SHARES
--------------------------------------------------------------------------------
Current Monthly Distribution per Share (2)   $0.0759       $0.0638      $0.0800
Current Distribution Rate on NAV (3)          4.62%         3.88%        4.86%


* Amount represents less than 0.1%.

(1) The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to its debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates the issue is not rated. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not the Fund or its shares. Credit ratings are subject to change.

(2) Most recent distribution paid or declared through 4/30/2016. Subject to change in the future.

(3) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2016. Subject to change in the future.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
"AT A GLANCE" (CONTINUED)
AS OF APRIL 30, 2016 (UNAUDITED)

          -----------------------------------------------------------
                      PERFORMANCE OF A $10,000 INVESTMENT
          -----------------------------------------------------------
          This chart compares your Fund's Class I performance to that of the BofA Merrill Lynch US High Yield Constrained Index, the S&P/LSTA Leveraged Loan Index and the Blended Index(a) from 11/1/2012 through 4/30/2016.


           First Trust Short                               BofA
             Duration High                          Merrill Lynch U.S.             S&P/LSTA
             Income Fund -         Blended              High Yield              Leveraged Loan
            Class I Shares      Benchmark (a)   Constrained Index ("HUC0")     Index ("SPBDAL")

1/11/12         $10,000            $10,000               $10,000                   $10,000
4/30/13          10,613             10,548                10,713                    10,384
10/31/13         10,811             10,705                10,869                    10,542
4/30/14          11,037             11,082                11,386                    10,783
10/31/14         11,178             11,198                11,504                    10,896
4/30/15          11,460             11,411                11,679                    11,144
10/31/15         11,282             11,112                11,270                    10,947
4/30/16          11,511             11,326                11,524                    11,120

(a) The Blended Index return is a 50/50 split between the BofA Merrill Lynch US High Yield Constrained Index and the S&P/LSTA Leveraged Loan Index returns.

------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2016
------------------------------------------------------------------------------------------------------------------------------
                                 A SHARES               C SHARES               I SHARES          BLENDED
                            Inception 11/1/2012    Inception 11/1/2012    Inception 11/1/2012    INDEX*      HUC0*     SPBDAL*
------------------------------------------------------------------------------------------------------------------------------
                                                              W/MAX
                                                              1.00%
                                         W/MAX              CONTINGENT
                              W/O        3.50%       W/O     DEFERRED             W/O              W/O        W/O        W/O
AVERAGE ANNUAL TOTAL         SALES       SALES      SALES     SALES              SALES            SALES      SALES      SALES
RETURNS                     CHARGES     CHARGE     CHARGES    CHARGE            CHARGES          CHARGES    CHARGES    CHARGES

6 Months                    1.90%       -1.67%      1.53%      0.53%             2.03%            1.93%      2.25%      1.58%
1 Year                      0.15%       -3.38%     -0.65%     -1.61%             0.40%           -0.74%     -1.33%     -0.22%
Since Inception             3.84%        2.79%      3.06%      3.06%             4.10%            3.63%      4.15%      3.09%

30-Day SEC Yield(1)                4.29%                  3.70%                  4.70%              N/A        N/A        N/A

* Since inception return is based on inception date of the Fund.

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Total returns with sales charges include payment of the maximum sales charge of 3.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.

(1) 30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund's expense ratio and generating a higher yield.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2016 (UNAUDITED)

                               INVESTMENT MANAGER

The First Trust Leveraged Finance Team is comprised of twelve experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations. As of April 30, 2016, the First Trust Leveraged Finance Team managed or supervised approximately $2.16 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including a closed-end fund, an open-end fund, four exchange-traded funds, one UCITS fund and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER SCOTT D. FRIES, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
PETER FASONE, CFA - VICE PRESIDENT, PORTFOLIO MANAGER

FIRST TRUST SHORT DURATION HIGH INCOME FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2016 (UNAUDITED)


As a shareholder of the First Trust Short Duration High Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2016.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

             -----------------------------------------------------------------------------------------------------------
                                                                             HYPOTHETICAL
                            ACTUAL EXPENSES                           (5% RETURN BEFORE EXPENSES)
             ---------------------------------------------   ---------------------------------------------
              BEGINNING       ENDING        EXPENSES PAID     BEGINNING       ENDING        EXPENSES PAID
               ACCOUNT        ACCOUNT       DURING PERIOD      ACCOUNT        ACCOUNT       DURING PERIOD     ANNUALIZED
                VALUE          VALUE         11/1/2015 -        VALUE          VALUE         11/1/2015 -       EXPENSE
              11/1/2015      4/30/2016      4/30/2016 (a)     11/1/2015      4/30/2016      4/30/2016 (a)     RATIOS (b)
             -----------------------------------------------------------------------------------------------------------
Class A      $  1,000.00    $  1,019.00    $     6.53        $  1,000.00    $  1,018.40    $     6.52            1.30%
Class C         1,000.00       1,015.30         10.27           1,000.00       1,014,67         10.27            2.05
Class I         1,000.00       1,020,30          5.27           1,000.00       1,019.64          5.27            1.05

(a) Expenses are equal to the annualized expense ratios as indicated in the table, multiplied by the average account value over the period (November 1, 2015 through April 30, 2016), multiplied by 182/366 (to reflect the six-month period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2016 (UNAUDITED)

  PRINCIPAL                                                                           STATED
    VALUE                          DESCRIPTION                        RATE (a)     MATURITY (b)        VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS - 58.2%

               AEROSPACE & DEFENSE - 0.3%
$     179,964  DynCorp International, Inc., Term Loan.............     6.25%         07/07/16      $      173,665
      245,973  Transdigm, Inc., Term Loan C.......................     3.75%         02/28/20             245,543
                                                                                                   --------------
                                                                                                          419,208
                                                                                                   --------------
               ALTERNATIVE CARRIERS - 0.1%
      103,567  Level 3 Financing, Inc., Tranche B-II 2022 Term
                  Loan............................................     3.50%         05/31/22             103,586
                                                                                                   --------------
               APPAREL RETAIL - 0.2%
      340,765  Neiman Marcus Group (The), Inc., Other Term
                  Loan............................................     4.25%         10/25/20             324,258
                                                                                                   --------------
               APPLICATION SOFTWARE - 0.8%
      198,500  Epicor Software Corp., Term B Loan.................     4.75%         06/01/22             190,312
      714,359  Informatica Corp. (Italic Merger Sub., Inc.),
                  Dollar Term Loan................................     4.50%         08/05/22             701,858
      359,390  Mitchell International, Inc., Initial Term Loan....     4.50%         10/13/20             356,992
      227,072  Triple Point Technologies, Inc., Term Loan B.......     5.25%         07/10/20             159,405
                                                                                                   --------------
                                                                                                        1,408,567
                                                                                                   --------------
               ASSET MANAGEMENT & CUSTODY BANKS - 0.4%
      121,875  Guggenheim Partners Investment Management
                  Holdings LLC, Initial Term Loan.................     4.25%          07/22/20            122,180
      478,269  Hamilton Lane Advisors LLC, Initial Term Loan......     4.25%          07/08/22            477,073
                                                                                                   --------------
                                                                                                          599,253
                                                                                                   --------------
               AUTO PARTS & EQUIPMENT - 0.3%
       66,527  Affinia Group, Inc., Tranche B-2 Term Loan.........     5.25%          04/27/20             66,444
      397,339  Tower Automotive Holdings USA LLC, Initial Term
                  Loan (2014).....................................     4.00%         04/23/20             396,345
                                                                                                   --------------
                                                                                                          462,789
                                                                                                   --------------
               AUTOMOTIVE RETAIL - 0.1%
      230,233  KAR Auction Services, Inc., Tranche B-3 Term
                  Loan............................................     4.25%         03/15/23             231,096
                                                                                                   --------------
               BROADCASTING - 2.0%
    1,700,000  Clear Channel Communications, Inc. (iHeart
                  Communications, Inc.), Tranche E Term Loan......     7.94%         07/30/19           1,263,661
       46,192  Cumulus Media Holdings, Inc., Term Loan............     4.25%         12/23/20              31,392
      166,250  Gray Television, Inc., Term Loan C.................     4.25%         06/13/21             166,790
      362,375  Media General, Inc., Term Loan B...................     4.00%         07/31/20             362,150
      484,719  Univision Communications, Inc., 2013 Incremental
                  Term Loan.......................................     4.00%         03/01/20             483,304
    1,000,000  Univision Communications, Inc., Replacement
                  First-Lien Term Loan............................     4.00%         03/01/20             998,390
                                                                                                   --------------
                                                                                                        3,305,687
                                                                                                   --------------
               BUILDING PRODUCTS - 0.7%
      700,000  Quikrete Holdings, Inc., Initial Loan
                  (First Lien)....................................     4.00%         09/28/20             698,908
      500,000  Quikrete Holdings, Inc., Initial Loan
                  (Second Lien)...................................     7.00%         03/26/21             498,750
                                                                                                   --------------
                                                                                                        1,197,658
                                                                                                   --------------


Page 6                  See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

  PRINCIPAL                                                                           STATED
    VALUE                          DESCRIPTION                        RATE (a)     MATURITY (b)        VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               CABLE & SATELLITE - 1.2%
$     311,594  Charter Communications Operating LLC, Bridge
                  Loan - Unsecured 1yr (c) (d)....................     3.75%         05/21/16      $      309,647
    1,750,000  Neptune Finco Corp., Initial Term Loan.............     5.00%         10/09/22           1,755,477
                                                                                                   --------------
                                                                                                        2,065,124
                                                                                                   --------------
               CASINOS & GAMING - 4.4%
      196,875  Amaya Holdings B.V., 2nd Lien TL...................     8.00%         07/31/22             194,414
    2,887,035  Amaya Holdings B.V., Initial Term B Loan
                  (First Lien)....................................     5.00%         08/01/21           2,758,938
    2,788,717  Caesars Growth Partners LLC, Term B Loan
                  (First Lien)....................................     6.25%         05/08/21           2,481,958
      754,755  CityCenter Holdings LLC, Term B Loan...............     4.25%         10/16/20             756,265
      254,068  ROC Finance LLC, Funded Term B Loan................     5.00%         06/20/19             240,940
    1,023,018  Station Casinos, Inc., B Term Loan.................     4.25%         03/02/20           1,024,297
                                                                                                   --------------
                                                                                                        7,456,812
                                                                                                   --------------
               COAL & CONSUMABLE FUELS - 0.1%
      388,451  Arch Coal, Inc., Term Loan (e) (f).................     6.25%         05/16/18             162,178
                                                                                                   --------------
               COMPUTER HARDWARE - 0.6%
    1,000,398  Dell, Inc., Term B-2 Loan..........................     4.00%         04/29/20           1,000,038
                                                                                                   --------------
               CONSUMER FINANCE - 0.6%
      165,491  Altisource Solutions S.A.R.L., Term B Loan.........     4.50%         12/09/20             144,184
    1,034,226  Walter Investment Management Corp., Tranche B
                  Term Loan.......................................     4.75%         12/18/20             905,920
                                                                                                   --------------
                                                                                                        1,050,104
                                                                                                   --------------
               DATA PROCESSING & OUTSOURCED SERVICES - 0.2%
      437,060  Sungard Availability Services Capital, Inc., Term
                  Loan B..........................................     6.00%         03/29/19             390,076
                                                                                                   --------------
               DIVERSIFIED CHEMICALS - 0.1%
      197,999  Ineos US Finance LLC, 2022 Dollar Term Loan........     4.50%         03/31/22             196,639
                                                                                                   --------------
               DIVERSIFIED SUPPORT SERVICES - 0.9%
      500,000  Brickman Group Ltd LLC (The), Initial Term Loan
                  (First Lien)....................................     4.00%         12/18/20             496,460
      952,607  SMG Holdings, Inc., Term Loan B....................     4.50%         02/27/20             938,318
                                                                                                   --------------
                                                                                                        1,434,778
                                                                                                   --------------
               EDUCATION SERVICES - 0.1%
      123,438  Bright Horizons Family Solutions, Inc., Term B-1
                  Loan............................................     4.25%         01/30/20             123,670
                                                                                                   --------------
               ELECTRIC UTILITIES - 0.2%
      100,000  TXU (Texas Competitive Electric Holdings Co. LLC),
                  2014 Term Loan (Non-Extending) (e) (f)..........     4.91%         10/10/14              33,325
      750,000  TXU (Texas Competitive Electric Holdings Co. LLC),
                  2017 Term Loan (Extending) (e) (f)..............     4.91%         10/10/17             253,598
                                                                                                   --------------
                                                                                                          286,923
                                                                                                   --------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

  PRINCIPAL                                                                           STATED
    VALUE                          DESCRIPTION                        RATE (a)     MATURITY (b)        VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
$     166,250  Linxens LLC (Lully Finance LLC), Initial Term B-1
                  Loan (First Lien)...............................     5.00%         10/17/22      $      165,834
      666,477  Zebra Technologies Corp., Term Loan B..............     4.75%         10/27/21             671,223
                                                                                                   --------------
                                                                                                          837,057
                                                                                                   --------------
               ENVIRONMENTAL & FACILITIES SERVICES - 1.1%
      148,125  PSSI (Packers Holdings LLC), Term B Loan...........     5.00%         12/02/21             147,940
      936,740  ServiceMaster Co., Initial Term Loan...............     4.25%         07/01/21             939,672
      782,000  WTG Holdings III Corp. (EWT Holdings III Corp.),
                  Term Loan (First Lien)..........................     4.75%         01/15/21             766,360
                                                                                                   --------------
                                                                                                        1,853,972
                                                                                                   --------------
               FOOD RETAIL - 1.7%
    2,842,025  Albertsons LLC, Term B-4 Loan......................     5.50%         08/25/21           2,850,097
                                                                                                   --------------
               HEALTH CARE EQUIPMENT - 0.7%
      655,050  DJO Finance LLC (ReAble Therapeutics Finance
                  LLC), Initial Term Loan.........................     4.25%         06/08/20             636,217
      535,301  Kinetic Concepts, Inc., Dollar Term E-1 Loan.......     4.50%         05/04/18             534,857
                                                                                                   --------------
                                                                                                        1,171,074
                                                                                                   --------------
               HEALTH CARE FACILITIES - 0.9%
      204,310  Acadia Healthcare Co., Inc., Tranche B Term Loan...     4.25%         02/11/22             205,673
      124,688  Acadia Healthcare Company, Inc., Tranche B-2
                  Term Loan.......................................     4.50%         02/16/23             125,505
      372,188  Concentra, Inc. (MJ Acquisition Corp.), Term
                  Loan B..........................................  4.00%-5.25%      05/15/22             368,466
      131,658  Kindred Healthcare, Inc., New Term Loan............     4.25%         04/09/21             131,329
      731,651  Select Medical Corporation, Term Loan FTerm
                  Loan F Term Loan F..............................     6.00%         02/28/21             733,481
                                                                                                   --------------
                                                                                                        1,564,454
                                                                                                   --------------
               HEALTH CARE SERVICES - 4.1%
      593,506  21st Century Oncology, Inc., Tranche B Term Loan...       6.50%       04/30/22             525,253
      496,250  Air Medical Group Holdings, Inc., Initial Term
                  Loan............................................       4.25%       04/28/22             489,015
      734,790  CareCore National LLC, Term Loan...................       5.50%       03/05/21             680,599
      148,443  CHG Healthcare Services, Inc, Term Loan
                  (First Lien)....................................       4.25%       11/19/19             148,397
      990,000  Curo Health Services Holdings, Inc., Term B Loan
                  (First Lien)....................................       6.50%       02/07/22             984,228
      249,375  Envision Healthcare Corp. (Emergency Medical
                  Services Corp.), Tranche B-2 Term Loan..........       4.50%       10/28/22             249,864
    1,313,951  Healogics, Inc. (CDRH Parent, Inc.), Initial Term
                  Loan (First Lien)...............................       5.25%       07/01/21           1,230,738
      373,423  Heartland Dental Care LLC, Term B-1 Loan
                  (First Lien)....................................       5.50%       12/21/18             368,991
      790,000  Surgery Centers Holdings, Inc., Initial Term Loan
                  (First Lien)....................................       5.25%       11/03/20             791,485
      330,000  Surgical Care Affiliates LLC, Initial Term Loan....       4.25%       03/17/22             329,036
      357,724  Team Health, Inc., Term Loan B.....................       4.50%       11/23/22             359,960
      748,125  U.S. Renal Care, Inc., Term Loan B.................       5.25%       11/17/22             748,596
                                                                                                   --------------
                                                                                                        6,906,162
                                                                                                   --------------


Page 8                  See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

  PRINCIPAL                                                                           STATED
    VALUE                          DESCRIPTION                        RATE (a)     MATURITY (b)        VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               HEALTH CARE SUPPLIES - 0.1%
$     185,753  ConvaTec, Inc., TLB................................     4.25%         06/30/20    $        185,578
                                                                                                   --------------
               HEALTH CARE TECHNOLOGY - 0.5%
      589,500  Connolly Holdings, Inc. (Cotiviti Corp.), Term
                  Loan B..........................................     4.50%         05/14/21             587,779
      247,546  Healthport Technologies LLC (CT Technologies
                  Intermediate Holdings, Inc.), Initial Term Loan.     5.25%         12/01/21             245,585
                                                                                                   --------------
                                                                                                          833,364
                                                                                                   --------------
               HOMEFURNISHING RETAIL - 1.3%
    2,107,381  Serta Simmons Holdings LLC, Term Loan B............     4.25%         10/01/19           2,111,005
                                                                                                   --------------
               HYPERMARKETS & SUPER CENTERS - 1.9%
      479,949  BJ's Wholesale Club, Inc., 2013 (November)
                  Replacement Loan (Second Lien)..................     8.50%         03/26/20             463,953
    2,798,061  BJ's Wholesale Club, Inc., New 2013 (November)
                  Replacement Loan (First Lien)...................     4.50%         09/26/19           2,766,582
                                                                                                   --------------
                                                                                                        3,230,535
                                                                                                   --------------
               INSURANCE BROKERS - 1.5%
      332,211  Amwins Group LLC, TLB..............................     5.25%         09/06/19             332,766
    1,105,198  Confie Seguros Holding II Co., Term B Loan
                  (First Lien)....................................     5.75%         11/09/18           1,086,774
    1,051,173  HUB International Ltd., Initial Term Loan (New)....     4.00%         10/02/20           1,038,474
       97,134  USI, Inc. (Compass Investors, Inc.), Initial Term
                  Loan............................................     4.25%         12/27/19              95,860
                                                                                                   --------------
                                                                                                        2,553,874
                                                                                                   --------------
               INTEGRATED TELECOMMUNICATION SERVICES - 1.1%
    1,472,412  Numericable U.S. LLC (Altice France S.A.), USD
                  TLB-6...........................................     4.75%         02/10/23           1,472,942
      413,946  Numericable U.S. LLC (Altice France S.A.), USD
                  TLB-7...........................................     5.00%         01/31/24             415,411
                                                                                                   --------------
                                                                                                        1,888,353
                                                                                                   --------------
               LEISURE FACILITIES - 1.3%
    1,024,541  ClubCorp Club Operations, Inc., Term Loan B........     4.25%         12/08/22           1,024,029
      534,423  Life Time Fitness, Inc., Closing Date Term Loan....     4.25%         06/10/22             531,083
      640,308  Planet Fitness Holdings LLC, Term Loan.............     4.75%         03/31/21             641,909
                                                                                                   --------------
                                                                                                        2,197,021
                                                                                                   --------------
               LIFE SCIENCES TOOLS & SERVICES - 3.1%
      632,035  Immucor, Inc., Term B-2 Loan.......................     5.00%         08/19/18             600,433
    2,350,317  InVentiv Health, Inc., Term B-4 Loan...............     7.75%         05/15/18           2,351,798
      269,744  Millennium Health, LLC (New Millennium Holdco.),
                  Closing Date Term Loan (g)......................     7.50%         12/21/20             200,959
    1,064,375  Ortho-Clinical Diagnostics, Inc. (Crimson Merger
                  Sub, Inc.), Initial Term Loan...................     4.75%         06/30/21           1,006,782
       70,078  Pharmaceutical Product Development, Inc.,
                  Incremental Term Loan...........................     4.25%         08/18/22              69,917
      645,125  Pharmaceutical Product Development, Inc., Initial
                  Term Loan.......................................     4.25%         08/18/22             643,648


                        See Notes to Financial Statements                 Page 9

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

  PRINCIPAL                                                                           STATED
    VALUE                          DESCRIPTION                        RATE (a)     MATURITY (b)        VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
$     398,000  Sterigenics International (STHI Intermediate Holding
                  Corp.), Initial Term Loan.......................     4.25%         05/16/22      $      397,005
                                                                                                   --------------
                                                                                                        5,270,542
                                                                                                   --------------
               METAL & GLASS CONTAINERS - 0.6%
      343,548  Anchor Glass Container Corp., Term B Loan..........     4.25%         07/01/22             344,194
      606,397  Berlin Packaging LLC, Initial Term Loan
                  (First Lien)....................................      4.5%         10/01/21             606,549
                                                                                                   --------------
                                                                                                          950,743
                                                                                                   --------------
               MOVIES & ENTERTAINMENT - 1.6%
      395,000  Creative Artists Agency LLC (CAA Holdings LLC),
                  Incremental Term Loan...........................     5.50%         12/17/21             394,340
    2,053,227  Formula One (Delta 2 Lux S.A.R.L.), Facility B3
                  (USD)...........................................     4.75%         07/30/21           2,015,099
      244,665  WME IMG Worldwide, Inc., Term Loan (First
                  Lien)...........................................     5.25%         05/06/21             244,115
                                                                                                   --------------
                                                                                                        2,653,554
                                                                                                   --------------
               OIL & GAS EXPLORATION & PRODUCTION - 0.1%
      400,000  American Energy Marcellus Holdings LLC, Initial
                  Loan (First Lien)...............................     5.25%         08/04/20             106,400
      472,222  American Energy Marcellus Holdings LLC, Initial
                  Loan (Second Lien)..............................     8.50%         08/04/21              56,667
                                                                                                   --------------
                                                                                                          163,067
                                                                                                   --------------
               PACKAGED FOODS & MEATS - 3.0%
      226,928  B&G Foods, Inc., Tranche B Term Loan...............     4.00%         11/02/22             228,062
    1,174,033  Ferrara Candy Co. (Candy Intermediate Holdings,
                  Inc.), Initial Term Loan........................     7.50%         06/18/18           1,176,968
    2,344,110  New HB Acquisition LLC, Term B Loan (First
                  Lien)...........................................     4.50%         08/03/22           2,350,955
    1,058,377  New HB Acquisition LLC, Term B Loan (Second
                  Lien)...........................................     8.50%         08/03/23           1,037,209
      299,250  Pinnacle Foods Finance LLC, Tranche I Term Loan....     3.75%         01/13/23             300,543
                                                                                                   --------------
                                                                                                        5,093,737
                                                                                                   --------------
               PHARMACEUTICALS - 4.7%
      330,206  Akorn, Inc., Loan..................................     6.00%         04/16/21             330,618
      142,187  AMAG Pharmaceuticals, Inc., Initial Term Loan......     4.75%         08/17/21             141,121
    1,280,698  Amneal Pharmaceuticals LLC, Term Loan B............     4.50%         11/01/19           1,276,958
    1,310,003  Catalent Pharma Solutions, Inc., Dollar Term
                  Loan............................................     4.25%         05/20/21           1,315,532
      914,375  Concordia Healthcare Corp., Initial Dollar Term
                  Loan............................................     5.25%         10/21/21             904,317
      249,375  Endo Pharmaceuticals Holdings, Inc., 2015
                  Incremental Term B Loan.........................     3.75%         06/27/22             248,440
      495,293  Horizon Pharma, Inc., Term Loan B..................     4.50%         04/30/21             479,195
      589,500  Patheon, Inc. (JLL/Delta Dutch Newco B.V.), Initial
                  Dollar Term Loan................................     4.25%         03/11/21             582,868
    2,764,318  Valeant Pharmaceuticals International, Inc.,
                  Series F-1 Tranche B Term Loan..................     4.00%         04/01/22           2,692,446
                                                                                                   --------------
                                                                                                        7,971,495
                                                                                                   --------------


Page 10                  See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

  PRINCIPAL                                                                           STATED
    VALUE                          DESCRIPTION                        RATE (a)     MATURITY (b)        VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               PROPERTY & CASUALTY INSURANCE - 0.6%
$     570,167  Cunningham Lindsey U.S., Inc., Initial Term Loan
                  (First Lien)....................................     5.00%         12/10/19      $      406,244
      600,000  Sedgwick Claims Management Services, Inc., Initial
                  Loan (Second Lien)..............................     6.75%         02/28/22             570,000
                                                                                                   --------------
                                                                                                          976,244
                                                                                                   --------------
               REAL ESTATE SERVICES - 0.8%
    1,290,250  DTZ Worldwide Ltd., 2015-1 Additional Term
                  Loan............................................     4.25%         11/04/21           1,286,482
                                                                                                   --------------
               RESEARCH & CONSULTING SERVICES - 1.8%
    1,507,127  Acosta, Inc., Term Loan B..........................     4.25%         09/26/21           1,490,171
    1,134,060  Advantage Sales & Marketing, Inc., Initial Term
                  Loan (First Lien)...............................     4.25%         07/23/21           1,123,434
      402,431  Information Resources, Inc., Term Loan.............     4.75%         09/30/20             402,431
                                                                                                   --------------
                                                                                                        3,016,036
                                                                                                   --------------
               RESTAURANTS - 2.1%
       50,000  Focus Brands, Inc., Term Loan (Second Lien)........    10.25%         08/21/18              49,937
    1,000,000  Portillo's Holdings LLC, Second Lien Term Loan.....     8.00%         08/15/22             955,000
    2,113,725  Portillo's Holdings LLC, Term B Loan (First
                  Lien)...........................................     4.75%         08/02/21           2,062,637
      422,143  Red Lobster Management LLC, Initial Term Loan
                  (First Lien)....................................     6.25%         07/28/21             420,560
                                                                                                   --------------
                                                                                                        3,488,134
                                                                                                   --------------
               RETAIL REITS - 0.1%
      200,000  Capital Automotive LLC, Term Loan (Second
                  Lien)...........................................     6.00%         04/30/20             200,500
                                                                                                   --------------
               SEMICONDUCTORS - 3.2%
    2,900,000  Avago Technologies Cayman Ltd., Term B-1 Dollar
                  Loan............................................     4.25%         11/11/22           2,900,522
      400,000  Micron Technology, Inc., Term Loan B...............                   04/15/22             401,376
    1,246,875  NXP B.V., Tranche B Loan...........................     3.75%         12/07/20           1,249,992
      900,000  Western Digital, Term Loan B.......................     6.25%         03/16/23             878,247
                                                                                                   --------------
                                                                                                        5,430,137
                                                                                                   --------------
               SOFT DRINKS - 0.8%
    1,340,956  Kuerig Green Mountain, Inc. (Maple Holdings
                  Acquisition Corp,), Term Loan B.................     5.25%         02/15/23           1,344,590
                                                                                                   --------------
               SPECIALIZED CONSUMER SERVICES - 1.6%
    1,203,574  Asurion LLC, Incremental Tranche B-1 Term Loan.....     5.00%         05/24/19           1,199,061
      895,950  Asurion LLC, Incremental Tranche B-4 Term Loan.....     5.00%         08/04/22             889,392
      602,941  Asurion LLC, Term Loan (Second Lien)...............     8.50%         03/03/21             577,961
                                                                                                   --------------
                                                                                                        2,666,414
                                                                                                   --------------
               SPECIALIZED FINANCE - 0.8%
      398,000  AlixPartners LLP, Initial Term Loan................     4.50%         07/15/22             399,492
      893,803  Duff & Phelps Corp., Initial Term Loan.............     4.75%         04/23/20             888,217
                                                                                                   --------------
                                                                                                        1,287,709
                                                                                                   --------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

  PRINCIPAL                                                                           STATED
    VALUE                          DESCRIPTION                        RATE (a)     MATURITY (b)        VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               SPECIALTY CHEMICALS - 0.1%
$     109,722  Platform Specialty Products Corp. (fka: Macdermid,
                  Inc.), Tranche B-2 Term Loan....................     5.50%         06/07/20      $      107,688
       99,250  Trinseo Materials Operating S.C.A., Term Loan B....     4.25%         10/13/21              99,084
                                                                                                   --------------
                                                                                                          206,772
                                                                                                   --------------
               SPECIALTY STORES - 1.3%
      248,736  Party City Holdings, Inc., Term Loan...............     4.25%         08/06/22             247,597
    1,000,662  PetSmart, Inc., Tranche B-1 Loan...................     4.25%         03/11/22             997,289
      491,393  Toys "R" US-Delaware, Inc., Term B-2 Loan..........     5.25%         05/25/18             432,426
      505,515  Toys "R" US-Delaware, Inc., Term B4 Loan...........     9.75%         04/25/20             427,792
                                                                                                   --------------
                                                                                                        2,105,104
                                                                                                   --------------
               SYSTEMS SOFTWARE - 1.8%
      176,788  Applied Systems, Inc., Initial Term Loan (First
                  Lien)...........................................     4.25%         01/25/21             176,050
      218,154  Applied Systems, Inc., Initial Term Loan (Second
                  Lien)...........................................     7.50%         01/24/22             213,700
       99,500  Blue Coat Systems, Inc., Initial Term Loan.........     4.50%         05/20/22              98,878
    2,230,635  BMC Software Finance, Inc., Initial US Term Loan...     5.00%         09/10/20           1,915,558
      703,125  Compuware Corp., Term Loan B.......................     6.25%         12/31/19             684,373
                                                                                                   --------------
                                                                                                        3,088,559
                                                                                                   --------------
               TRUCKING - 0.1%
      142,369  SIRVA Worldwide, Inc., Loan (c)....................     7.50%         03/27/19             134,539
                                                                                                   --------------
               TOTAL SENIOR FLOATING-RATE LOAN INTERESTS........................................       97,735,348
               (Cost $101,170,644)                                                                 --------------


  PRINCIPAL                                                            STATED         STATED
    VALUE                          DESCRIPTION                         COUPON        MATURITY          VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
CORPORATE BONDS AND NOTES - 29.3%

               AEROSPACE & DEFENSE - 0.9%
      100,000  Aerojet Rocketdyne Holdings, Inc...................     7.13%         03/15/21             105,518
    1,500,000  Digitalglobe, Inc. (h).............................     5.25%         02/01/21           1,363,125
                                                                                                   --------------
                                                                                                        1,468,643
                                                                                                   --------------
               AGRICULTURAL PRODUCTS - 0.3%
      455,000  Darling Ingredients, Inc...........................     5.38%         01/15/22             476,612
       68,000  Pinnacle Operating Corp. (c) (i)...................     9.00%         11/15/20              58,140
                                                                                                   --------------
                                                                                                          534,752
                                                                                                   --------------
               ALTERNATIVE CARRIERS - 0.4%
      600,000  Level 3 Communications, Inc........................     5.75%         12/01/22             618,306
                                                                                                   --------------
               APPLICATION SOFTWARE - 0.5%
    1,000,000  Infor (US), Inc....................................     6.50%         05/15/22             928,010
                                                                                                   --------------
               AUTO PARTS & EQUIPMENT - 0.3%
      250,000  American Axle & Manufacturing, Inc.................     6.25%         03/15/21             260,938
      250,000  MPG Holdco I, Inc..................................     7.38%         10/15/22             251,250
                                                                                                   --------------
                                                                                                          512,188
                                                                                                   --------------


Page 12                  See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

  PRINCIPAL                                                            STATED         STATED
    VALUE                          DESCRIPTION                         COUPON        MATURITY          VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

               BROADCASTING - 2.9%
$   1,000,000  Gray Television, Inc...............................     7.50%         10/01/20      $    1,052,500
      375,000  LIN Television Corp................................     5.88%         11/15/22             384,375
      188,000  Nexstar Broadcasting, Inc..........................     6.88%         11/15/20             197,870
      100,000  Nexstar Broadcasting, Inc. (h).....................     6.13%         02/15/22             100,750
      215,000  Sinclair Television Group, Inc. (h)................     5.88%         03/15/26             223,062
      250,000  Sinclair Television Group, Inc.....................     6.38%         11/01/21             265,625
      500,000  Sinclair Television Group, Inc.....................     6.13%         10/01/22             536,250
    1,000,000  Sinclair Television Group, Inc. (h)................     5.63%         08/01/24           1,031,250
    1,000,000  Univision Communications, Inc. (h).................     6.75%         09/15/22           1,065,000
                                                                                                   --------------
                                                                                                        4,856,682
                                                                                                   --------------
               BUILDING PRODUCTS - 0.1%
      125,000  American Builders & Contractors Supply Co.,
                  Inc. (h)........................................     5.63%         04/15/21             130,000
                                                                                                   --------------
               CABLE & SATELLITE - 2.8%
      972,000  Altice US Finance I Corp. (h)......................     5.50%         05/15/26             984,150
    2,500,000  CCO Holdings LLC/CCO Holdings Capital Corp.........     5.75%         01/15/24           2,628,125
      200,000  CCO Holdings LLC/CCO Holdings Capital Corp. (h)....     5.88%         04/01/24             210,000
    1,000,000  Cequel Communications Holdings I LLC/Cequel
                  Capital Corp. (h)...............................     5.13%         12/15/21             947,500
                                                                                                   --------------
                                                                                                        4,769,775
                                                                                                   --------------
               CASINOS & GAMING - 2.0%
      550,000  Caesars Growth Properties Holdings LLC/Caesars
                  Growth Properties Finance, Inc..................     9.38%         05/01/22             481,250
      100,000  GLP Capital L.P./GLP Financing II, Inc.............     5.38%         04/15/26             104,500
       50,000  MGM Resorts International..........................     8.63%         02/01/19              57,125
    1,850,000  MGM Resorts International..........................     7.75%         03/15/22           2,074,313
      600,000  Station Casinos LLC................................     7.50%         03/01/21             635,888
                                                                                                   --------------
                                                                                                        3,353,076
                                                                                                   --------------
               COMPUTER & ELECTRONICS RETAIL - 0.1%
      100,000  Energizer Holdings, Inc. (h).......................     5.50%         06/15/25             100,261
                                                                                                   --------------
               CONSTRUCTION MACHINERY & HEAVY TRUCKS - 0.0%
       50,000  Oshkosh Corp.......................................     5.38%         03/01/22              51,813
                                                                                                   --------------
               DIVERSIFIED REAL ESTATE ACTIVITIES - 0.9%
      500,000  Meritage Homes Corp................................     7.00%         04/01/22             538,750
    1,000,000  TRI Pointe Group, Inc./TRI Pointe Homes, Inc.......     5.88%         06/15/24           1,010,000
                                                                                                   --------------
                                                                                                        1,548,750
                                                                                                   --------------
               FOOD RETAIL - 0.3%
      500,000  Albertson's Holdings LLC (h).......................     7.75%         10/15/22             536,715
                                                                                                   --------------
               HEALTH CARE EQUIPMENT - 2.4%
    2,050,000  DJO Finco, Inc./DJO Finance LLC/DJO Finance
                  Corp. (h).......................................     8.13%         06/15/21           1,804,000
      300,000  Hill-Rom Holdings, Inc. (h)........................     5.75%         09/01/23             312,375
      400,000  Kinetic Concepts, Inc./KCI USA, Inc................    10.50%         11/01/18             406,260
    1,500,000  Kinetic Concepts, Inc./KCI USA, Inc................    12.50%         11/01/19           1,443,750
                                                                                                   --------------
                                                                                                        3,966,385
                                                                                                   --------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

  PRINCIPAL                                                            STATED         STATED
    VALUE                          DESCRIPTION                         COUPON        MATURITY          VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

               HEALTH CARE FACILITIES - 5.8%
$   1,100,000  CHS/Community Health Systems, Inc..................     6.88%         02/01/22      $    1,001,000
      620,000  HCA, Inc...........................................     5.38%         02/01/25             634,725
      600,000  HealthSouth Corp...................................     5.75%         11/01/24             622,500
    1,250,000  Kindred Healthcare, Inc............................     8.00%         01/15/20           1,251,250
      500,000  Kindred Healthcare, Inc............................     6.38%         04/15/22             459,375
      250,000  LifePoint Health, Inc..............................     5.50%         12/01/21             260,625
    1,500,000  Select Medical Corp................................     6.38%         06/01/21           1,430,625
      500,000  Tenet Healthcare Corp..............................     6.75%         02/01/20             505,000
      500,000  Tenet Healthcare Corp..............................     8.13%         04/01/22             521,250
    3,000,000  Tenet Healthcare Corp..............................     6.75%         06/15/23           2,973,750
                                                                                                   --------------
                                                                                                        9,660,100
                                                                                                   --------------
               HEALTH CARE SERVICES - 0.7%
      600,000  AmSurg Corp........................................     5.63%         07/15/22             618,000
      510,000  Surgical Care Affiliates LLC (h)...................     6.00%         04/01/23             517,650
                                                                                                   --------------
                                                                                                        1,135,650
                                                                                                   --------------
               HOTELS, RESORTS & CRUISE LINES - 0.5%
      850,000  Felcor Lodging L.P.................................     6.00%         06/01/25             881,875
                                                                                                   --------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.7%
      650,000  NRG Energy, Inc....................................     7.88%         05/15/21             678,990
      500,000  NRG Energy, Inc....................................     6.25%         07/15/22             492,660
                                                                                                   --------------
                                                                                                        1,171,650
                                                                                                   --------------
               INTEGRATED TELECOMMUNICATION SERVICES - 0.4%
      125,000  Frontier Communications Corp. (h)..................     8.88%         09/15/20             132,812
      110,000  Frontier Communications Corp.......................     6.25%         09/15/21             102,850
      500,000  Frontier Communications Corp.......................     8.75%         04/15/22             496,250
                                                                                                   --------------
                                                                                                          731,912
                                                                                                   --------------
               LIFE SCIENCES TOOLS & SERVICES - 1.3%
    1,500,000  Crimson Merger Sub, Inc. (h).......................     6.63%         05/15/22           1,260,000
      900,000  Jaguar Holding Co. II/Pharmaceutical Product
                  Development LLC (h).............................     6.38%         08/01/23             937,350
                                                                                                   --------------
                                                                                                        2,197,350
                                                                                                   --------------
               MANAGED HEALTH CARE - 0.1%
      100,000  Centene Corp. (h)..................................     5.63%         02/15/21             105,500
      100,000  Centene Corp. (h)..................................     6.13%         02/15/24             105,750
                                                                                                   --------------
                                                                                                          211,250
                                                                                                   --------------
               METAL & GLASS CONTAINERS - 0.1%
      100,000  Owens-Brockway Glass Container, Inc. (h)...........     5.88%         08/15/23             107,688
                                                                                                   --------------
               MOVIES & ENTERTAINMENT - 0.1%
      125,000  Cinemark USA, Inc..................................     4.88%         06/01/23             124,701
                                                                                                   --------------
               OIL & GAS EXPLORATION & PRODUCTION - 0.1%
      125,000  Sanchez Energy Corp................................     6.13%         01/15/23              94,063
                                                                                                   --------------
               OIL & GAS REFINING & MARKETING - 0.1%
      250,000  CITGO Petroleum Corp. (h)..........................     6.25%         08/15/22             245,000
                                                                                                   --------------


Page 14                  See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

  PRINCIPAL                                                            STATED         STATED
    VALUE                          DESCRIPTION                         COUPON        MATURITY          VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

               OIL & GAS STORAGE & TRANSPORTATION - 0.4%
$     575,000  Crestwood Midstream Partners L.P./Crestwood
                  Midstream Finance Corp..........................     6.13%         03/01/22      $      527,562
      188,000  Summit Midstream Holdings LLC/Summit
                  Midstream Finance Corp..........................     5.50%         08/15/22             153,220
                                                                                                   --------------
                                                                                                          680,782
                                                                                                   --------------
               PACKAGED FOODS & MEATS - 1.5%
      692,000  JBS USA LLC/JBS USA Finance, Inc. (h)..............     5.88%         07/15/24             647,020
      500,000  JBS USA LLC/JBS USA Finance, Inc. (h)..............     5.75%         06/15/25             462,500
      150,000  Pilgrim's Pride Corp. (h)..........................     5.75%         03/15/25             153,375
    1,000,000  Post Holdings, Inc.................................     7.38%         02/15/22           1,057,500
      225,000  TreeHouse Foods, Inc. (h)..........................     6.00%         02/15/24             240,469
                                                                                                   --------------
                                                                                                        2,560,864
                                                                                                   --------------
               RESEARCH & CONSULTING SERVICES - 0.1%
      125,000  Nielsen Finance LLC/Nielsen Finance Co. (h)........     5.00%         04/15/22             127,969
                                                                                                   --------------
               SPECIALIZED REITS - 0.5%
      500,000  Geo Group, (The) Inc...............................     5.88%         01/15/22             512,500
      250,000  Geo Group, (The) Inc...............................     5.88%         10/15/24             256,250
                                                                                                   --------------
                                                                                                          768,750
                                                                                                   --------------
               SPECIALTY STORES - 0.5%
      675,000  Argos Merger Sub, Inc. (h).........................     7.13%         03/15/23             691,875
      125,000  Dollar Tree, Inc. (h)..............................     5.75%         03/01/23             134,100
                                                                                                   --------------
                                                                                                          825,975
                                                                                                   --------------
               SYSTEMS SOFTWARE - 0.4%
      375,000  BMC Software Finance, Inc. (h).....................     8.13%         07/15/21             279,375
      500,000  BMC Software, Inc..................................     7.25%         06/01/18             447,500
                                                                                                   --------------
                                                                                                          726,875
                                                                                                   --------------
               TRADING COMPANIES & DISTRIBUTORS - 0.1%
      209,000  BlueLine Rental Finance Corp. (h)..................     7.00%         02/01/19             184,443
                                                                                                   --------------
               TRUCKING - 0.4%
      600,000  Avis Budget Car Rental LLC/Avis Budget Finance,
                  Inc. (h)........................................     5.13%         06/01/22             571,875
      125,000  Avis Budget Car Rental LLC/Avis Budget Finance,
                  Inc.............................................     5.50%         04/01/23             119,944
                                                                                                   --------------
                                                                                                          691,819
                                                                                                   --------------
               WIRELESS TELECOMMUNICATION SERVICES - 1.6%
      500,000  Sprint Communications, Inc.........................     7.00%         08/15/20             417,500
    1,350,000  Sprint Corp........................................     7.25%         09/15/21           1,096,875
      750,000  T-Mobile USA, Inc..................................     6.73%         04/28/22             792,187
      200,000  T-Mobile USA, Inc..................................     6.00%         03/01/23             210,750
      200,000  T-Mobile USA, Inc..................................     6.63%         04/01/23             214,500
                                                                                                   --------------
                                                                                                        2,731,812
                                                                                                   --------------
               TOTAL CORPORATE BONDS AND NOTES..................................................       49,235,884
               (Cost $50,671,331)                                                                  --------------



                        See Notes to Financial Statements                Page 15

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

  PRINCIPAL                                                            STATED         STATED
    VALUE                          DESCRIPTION                         COUPON        MATURITY          VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
FOREIGN CORPORATE BONDS AND NOTES - 6.9%

               AEROSPACE & DEFENSE - 0.8%
$     583,000  Bombardier, Inc. (h)...............................     5.50%         09/15/18      $      577,170
      750,000  Bombardier, Inc. (h)...............................     7.75%         03/15/20             744,375
                                                                                                   --------------
                                                                                                        1,321,545
                                                                                                   --------------
               ALTERNATIVE CARRIERS - 0.3%
    1,750,000  Intelsat Luxembourg S.A............................     7.75%         06/01/21             586,250
                                                                                                   --------------
               AUTOMOBILE MANUFACTURERS - 0.3%
      500,000  Fiat Chrysler Automobiles N.V......................     5.25%         04/15/23             507,520
                                                                                                   --------------
               BUILDING PRODUCTS - 0.6%
    1,020,000  Cemex S.A.B de C.V. (h)............................     7.25%         01/15/21           1,091,400
                                                                                                   --------------
               CABLE & SATELLITE - 0.3%
      500,000  Virgin Media Finance PLC (h).......................     6.00%         10/15/24             511,875
                                                                                                   --------------
               CASINOS & GAMING - 0.3%
      250,000  MCE Finance Ltd. (h)...............................     5.00%         02/15/21             242,139
      310,000  Wynn Macau Ltd. (h)................................     5.25%         10/15/21             298,375
                                                                                                   --------------
                                                                                                          540,514
                                                                                                   --------------
               METAL & GLASS CONTAINERS - 0.6%
       62,000  Ardagh Packaging Finance PLC/Ardagh Holdings
                  USA, Inc. (h)...................................     6.25%         01/31/19              63,705
      114,706  Ardagh Packaging Finance PLC/Ardagh Holdings
                  USA, Inc. (h)...................................     7.00%         11/15/20             108,971
      750,000  Ardagh Packaging Finance PLC/Ardagh Holdings
                  USA, Inc. (h)...................................     6.75%         01/31/21             755,625
                                                                                                   --------------
                                                                                                          928,301
                                                                                                   --------------
               PHARMACEUTICALS - 3.3%
      928,000  Capsugel S.A. (h) (j)..............................     7.00%         05/15/19             934,960
    1,420,000  Endo Ltd./Endo Finance LLC/Endo Finco, Inc. (h)....     6.00%         07/15/23           1,400,475
      915,000  Endo Ltd./Endo Finance LLC/Endo Finco, Inc. (h)....     6.00%         02/01/25             878,400
    1,000,000  Mallinckrodt International Finance S.A./Mallinckrodt
                  CB LLC (h)......................................     5.75%         08/01/22             948,750
      250,000  Mallinckrodt International Finance S.A./Mallinckrodt
                  CB LLC (h)......................................     5.63%         10/15/23             235,625
      250,000  Mallinckrodt International Finance S.A./Mallinckrodt
                  CB LLC (h)......................................     5.50%         04/15/25             226,875
    1,000,000  Valeant Pharmaceuticals International, Inc. (h)....     5.38%         03/15/20             890,625
                                                                                                   --------------
                                                                                                        5,515,710
                                                                                                   --------------
               SECURITY & ALARM SERVICES - 0.4%
      750,000  Garda World Security Corp. (h).....................     7.25%         11/15/21             609,375
                                                                                                   --------------
               TOTAL FOREIGN CORPORATE BONDS AND NOTES..........................................       11,612,490
               (Cost $13,200,712)                                                                  --------------


Page 16                  See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

   SHARES                                         DESCRIPTION                                          VALUE
-------------  ---------------------------------------------------------------------------------   --------------
COMMON STOCKS - 0.1%

               LIFE SCIENCES TOOLS & SERVICES - 0.1%
        7,900  New Millennium Holdco, Inc. (g) (k)..............................................   $       60,565
               (Cost $39,500)                                                                      --------------

RIGHTS - 0.0%

               LIFE SCIENCES TOOLS & SERVICES - 0.0%
            1  New Millennium Holdco, Inc., Corporate Claim Trust (c) (d) (g) (k)...............                0
            1  New Millennium Holdco, Inc., Lender Claim Trust (c) (d) (g) (k)..................                0
                                                                                                   --------------
               TOTAL RIGHTS.....................................................................                0
               (Cost $0)                                                                           --------------

               TOTAL INVESTMENTS - 94.5%........................................................      158,644,287
               (Cost $165,082,187) (l)
               NET OTHER ASSETS AND LIABILITIES - 5.5%..........................................        9,240,521
                                                                                                   --------------
               NET ASSETS - 100.0%..............................................................   $  167,884,808
                                                                                                   ==============

-----------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at April 30, 2016. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c) Pursuant to procedures adopted by First Trust Series Fund's (the "Trust") Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. ("First Trust" or the "Advisor"), the Fund's advisor.

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At April 30, 2016, securities noted as such are valued at $309,647 or 0.2% of net assets.

(e)   This borrower has filed for protection in federal bankruptcy court.

(f) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(g) On December 21, 2015, Millennium Health, LLC completed a Bankruptcy Plan of Reorganization. As part of the Bankruptcy Plan of Reorganization, the holders of Millennium Laboratories LLC, Tranche B Term Loan received a portion of a new term loan and a pro rata share of the newly issued common equity shares in New Millennium Holdco, Inc., the new company. Each lender was also issued a beneficial interest in the Corporate Claim Trust entitling it, as holder of such beneficial interest, to receive Corporate Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution. In addition, each lender was issued a beneficial interest in the Lender Claim Trust entitling it, as holder of such beneficial interest, to receive Lender Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Lender Causes of Action are available to make such a distribution.

(h) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2016, securities noted as such amounted to $26,231,659 or 15.6% of net assets.


                        See Notes to Financial Statements                Page 17

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)


(i) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2D - Restricted Securities in the Notes to Financial Statements).

(j) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.00% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2016, this security paid all of its interest in cash.

(k)   Non-income producing security.

(l) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,295,922 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,733,822.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    ASSETS TABLE
                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                         4/30/2016        PRICES          INPUTS          INPUTS
                                                       -------------   -------------   -------------   -------------
Senior Floating-Rate Loan Interests
   Cable & Satellite...............................    $   2,065,124   $          --   $   1,755,477   $     309,647
   Trucking........................................          134,539              --              --         134,539
   Other Industry Categories*......................       95,535,685                      95,535,685              --
Corporate Bonds and Notes
   Agricultural Products...........................          534,752              --         476,612          58,140
   Other Corporate Bonds and Notes*................       48,701,132              --      48,701,132              --
Foreign Corporate Bonds and Notes*.................       11,612,490              --      11,612,490              --
Common Stocks*.....................................           60,565              --          60,565              --
Rights*............................................               --              --              --              --**
                                                       -------------   -------------   -------------   -------------
Total Investments..................................    $ 158,644,287   $          --   $ 158,141,961   $     502,326
                                                       =============   =============   =============   =============

* See Portfolio of Investments for industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

**    Investment is valued at $0.

There were no transfers between Level 1 and Level 2 at April 30, 2016.

All transfers in and out of Level 3 during the period are assumed to be transferred on the last day of the period at their current value. As of April 30, 2016, the Fund transferred Senior Floating-Rate Loan Interests valued at $134,539 from Level 2 to Level 3 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred from Level 2 to Level 3 did so primarily as a result of a change in the information obtained from an independent third-party pricing service relating to the market activity of individual Senior Floating-Rate Loan Interests and a lack of trading activity in certain Senior Floating-Rate Loan Interests. As of April 30, 2016, the Fund transferred Senior Floating-Rate Loan Interests valued at $406,244 from Level 3 to Level 2 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred from Level 3 to Level 2 did so primarily as a result of a change in information obtained from an independent third-party pricing service relating to the market activity of individual Senior Floating-Rate Loan Interests.

As of April 30, 2016, the Fund transferred Corporate Bonds and Notes valued at $58,140 from Level 2 to Level 3 of the fair value hierarchy. The Corporate Bonds and Notes that transferred from Level 2 to Level 3 did so primarily as a result of a change in information obtained from an independent third-party pricing service relating to the market activity of individual Corporate Bonds and Notes and a lack of trading activity in certain Corporate Bonds and Notes.


Page 18                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)


Level 3 Senior Floating-Rate Loan Interests are fair valued by the Advisor's Pricing Committee. Level 3 Senior Floating-Rate Loan Interests are valued based on either third party pricing service prices obtained from dealer runs and indicative sheets from brokers or are valued using broker quotes. The values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of the Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT OCTOBER 31, 2015
   Senior Floating-Rate Loan Interests                 $     997,297
   Corporate Bonds and Notes                                      --
   Rights                                                         --
Net Realized Gain (Loss)
   Senior Floating-Rate Loan Interests                            45
Net Change in Unrealized Appreciation/Depreciation
   Senior Floating-Rate Loan Interests                       (24,820)
Purchases                                                         --
   Rights                                                         --**
Sales
   Senior Floating-Rate Loan Interests                      (256,631)
Transfers In
   Senior Floating-Rate Loan Interests                       134,539
   Corporate Bonds and Notes                                  58,140
Transfers Out
   Senior Floating-Rate Loan Interests                      (406,244)
                                                       -------------
Ending Balance at April 30, 2016
   Senior Floating-Rate Loan Interests                       444,186
   Corporate Bonds and Notes                                  58,140
   Rights                                                         --**
                                                       -------------
Total Level 3 holdings                                 $     502,326
                                                       =============

** Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of April 30, 2016.


                        See Notes to Financial Statements                Page 19

FIRST TRUST SHORT DURATION HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2016 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $165,082,187).........................................................................      $158,644,287
Cash...........................................................................................        14,509,804
Receivables:
   Investment securities sold..................................................................         1,764,489
   Interest....................................................................................         1,609,340
   Fund shares sold............................................................................           387,156
                                                                                                     ------------
   Total Assets................................................................................       176,915,076
                                                                                                     ------------

LIABILITIES:
Payables:
   Investment securities purchased.............................................................         8,292,633
   Common Shares repurchased...................................................................           361,164
   Investment advisory fees....................................................................           125,846
   Distributions payable.......................................................................            86,645
   Audit and tax fees..........................................................................            30,975
   Transfer agent fees.........................................................................            30,150
   12b-1 distributions and service fees........................................................            29,265
   Administrative fees.........................................................................            21,495
   Registration fees...........................................................................            20,339
   Printing fees...............................................................................            10,873
   Custodian fees..............................................................................             9,178
   Commitment fees.............................................................................             6,123
   Interest and fees on loan...................................................................             2,641
   Financial reporting fees....................................................................               771
Other liabilities..............................................................................             2,170
                                                                                                     ------------
                                                                                                        9,030,268
                                                                                                     ------------
NET ASSETS.....................................................................................      $167,884,808
                                                                                                     ============

NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $175,869,147
Par value......................................................................................            85,071
Accumulated net investment income (loss).......................................................           774,542
Accumulated net realized gain (loss) on investments............................................        (2,406,052)
Net unrealized appreciation (depreciation) on investments......................................        (6,437,900)
                                                                                                     ------------
NET ASSETS.....................................................................................      $167,884,808
                                                                                                     ============

MAXIMUM OFFERING PRICE PER SHARE:

CLASS A SHARES:
   Net asset value and redemption price per share (Based on net assets of $47,891,023 and
      2,427,827 shares of beneficial interest issued and outstanding)..........................      $      19.73
   Maximum sales charge (3.50% of offering price)..............................................              0.72
                                                                                                     ============
   Maximum offering price to public............................................................      $      20.45
                                                                                                     ============

CLASS C SHARES:
   Net asset value and redemption price per share (Based on net assets of $24,119,076 and
      1,223,236 shares of beneficial interest issued and outstanding)..........................      $      19.72
                                                                                                     ============

CLASS I SHARES:
   Net asset value and redemption price per share (Based on net assets of $95,874,709 and
      4,856,024 shares of beneficial interest issued and outstanding)..........................      $      19.74
                                                                                                     ============


Page 20                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)

INVESTMENT INCOME:
Interest.......................................................................................      $  4,951,121
Other..........................................................................................            10,330
                                                                                                     ------------
   Total investment income.....................................................................         4,961,451
                                                                                                     ------------

EXPENSES:
Investment advisory fees.......................................................................           540,820
12b-1 distribution and service fees
   Class A.....................................................................................            60,528
   Class C.....................................................................................           118,508
Transfer agent fees............................................................................            72,968
Administrative fees............................................................................            67,089
Registration fees..............................................................................            33,085
Audit and tax fees.............................................................................            29,926
Legal fees.....................................................................................            25,948
Printing fees..................................................................................            20,205
Custodian fees.................................................................................            17,937
Commitment fees................................................................................            17,078
Trustees' fees and expenses....................................................................             9,128
Financial reporting fees.......................................................................             4,625
Excise tax expense.............................................................................            40,800
Other..........................................................................................             7,187
                                                                                                     ------------
   Total expenses..............................................................................         1,065,832
   Fees waived or expenses reimbursed by the investment advisor................................           (13,953)
                                                                                                     ------------
Net expenses...................................................................................         1,051,879
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................         3,909,572
                                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................        (2,197,325)
   Net change in unrealized appreciation (depreciation) on investments.........................           677,205
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................        (1,520,120)
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $  2,389,452
                                                                                                     ============


                        See Notes to Financial Statements                Page 21

FIRST TRUST SHORT DURATION HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                      ENDED              YEAR
                                                                                    4/30/2016            ENDED
                                                                                   (UNAUDITED)        10/31/2015
                                                                                  -------------      -------------
OPERATIONS:
Net investment income (loss)...................................................   $   3,909,572      $   7,504,095
Net realized gain (loss).......................................................      (2,197,325)          (166,375)
Net change in unrealized appreciation (depreciation)...........................         677,205         (6,525,815)
                                                                                  -------------      -------------
Net increase (decrease) in net assets resulting from operations................       2,389,452            811,905
                                                                                  -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A Shares.................................................................      (1,141,158)        (1,790,616)
Class C Shares.................................................................        (473,161)          (789,673)
Class I Shares.................................................................      (2,336,108)        (4,083,110)
                                                                                  -------------      -------------
                                                                                     (3,950,427)        (6,663,399)
                                                                                  -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A Shares.................................................................              --            (98,912)
Class C Shares.................................................................              --            (50,651)
Class I Shares.................................................................              --           (200,327)
                                                                                  -------------      -------------
                                                                                             --           (349,890)
                                                                                  -------------      -------------
Total distributions to shareholders............................................      (3,950,427)        (7,013,289)
                                                                                  -------------      -------------
CAPITAL TRANSACTIONS:
Proceeds from Shares sold......................................................      39,018,968         85,496,905
Proceeds from Shares reinvested................................................       3,405,115          6,034,789
Cost of Shares redeemed........................................................     (55,278,844)       (83,897,426)
                                                                                  -------------      -------------
Net increase (decrease) in net assets resulting from capital transactions......     (12,854,761)         7,634,268
                                                                                  -------------      -------------
Total increase (decrease) in net assets........................................     (14,415,736)         1,432,884

NET ASSETS:
Beginning of period............................................................     182,300,544        180,867,660
                                                                                  -------------      -------------
End of period..................................................................   $ 167,884,808      $ 182,300,544
                                                                                  =============      =============
Accumulated net investment income (loss) at end of period......................   $     774,542      $     815,397
                                                                                  =============      =============


Page 22                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                   SIX MONTHS
                                                     ENDED           YEAR ENDED OCTOBER 31,        FOR THE PERIOD
                                                   4/30/2016      ----------------------------         ENDED
CLASS A SHARES                                    (UNAUDITED)         2015            2014         10/31/2013 (a)
                                                 ------------     ------------    ------------     --------------
Net asset value, beginning of period..........     $  19.83         $  20.54        $  20.68          $  20.00
                                                   --------         --------        --------          --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)..............         0.45             0.90            0.76              0.65
Net realized and unrealized gain (loss).......        (0.10)           (0.77)          (0.12)             0.90
                                                   --------         --------        --------          --------
Total from investment operations..............         0.35             0.13            0.64              1.55
                                                   --------         --------        --------          --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................        (0.45)           (0.80)          (0.78)            (0.70)
Net realized gain.............................           --            (0.04)             --                --
Return of capital.............................           --               --              --             (0.17)
                                                   --------         --------        --------          --------
Total from distributions......................        (0.45)           (0.84)          (0.78)            (0.87)
                                                   --------         --------        --------          --------
Net asset value, end of period................     $  19.73         $  19.83        $  20.54          $  20.68
                                                   ========         ========        ========          ========
TOTAL RETURN (c)..............................         1.90%            0.63%           3.14%             7.87% (d)
                                                   ========         ========        ========          ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........     $ 47,891         $ 53,433        $ 53,304          $ 44,819
Ratio of total expenses to average net
   assets.....................................         1.32% (e)        1.26%           1.38%             1.54% (e)
Ratio of net expenses to average net
   assets.....................................         1.30% (e)(f)     1.25%           1.25%             1.25% (e)
Ratio of net investment income (loss) to
   average net assets.........................         4.65% (e)        4.43%           3.68%             3.20% (e)
Portfolio turnover rate.......................           19%              58%            109%               89%

(a) Class A Shares were initially seeded and commenced operations on November 1, 2012.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d) The Fund received a payment from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079 in connection with a trade error. The payment from the Advisor represented less than $0.01 per share and had no effect on the total return of the Class A Shares.

(e)   Annualized.

(f) Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.25%.


                        See Notes to Financial Statements                Page 23

FIRST TRUST SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                  SIX MONTHS
                                                    ENDED            YEAR ENDED OCTOBER 31,        FOR THE PERIOD
                                                  4/30/2016       ----------------------------         ENDED
CLASS C SHARES                                   (UNAUDITED)          2015            2014         10/31/2013 (a)
                                                 ------------     ------------    ------------     --------------
Net asset value, beginning of period..........     $  19.81         $  20.52        $  20.66          $  20.00
                                                   --------         --------        --------          --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)..............         0.38             0.75            0.60              0.50
Net realized and unrealized gain (loss).......        (0.09)           (0.77)          (0.11)             0.89
                                                   --------         --------        --------          --------
Total from investment operations..............         0.29            (0.02)           0.49              1.39
                                                   --------         --------        --------          --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................        (0.38)           (0.65)          (0.63)            (0.59)
Net realized gain.............................           --            (0.04)             --                --
Return of capital.............................           --               --              --             (0.14)
                                                   --------         --------        --------          --------
Total from distributions......................        (0.38)           (0.69)          (0.63)            (0.73)
                                                   --------         --------        --------          --------
Net asset value, end of period................     $  19.72         $  19.81        $  20.52          $  20.66
                                                   ========         ========        ========          ========
TOTAL RETURN (c)..............................         1.53%           (0.12)%          2.38%             7.04% (d)
                                                   ========         ========        ========          ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........     $ 24,119         $ 25,213        $ 24,531          $ 13,522
Ratio of total expenses to average net
   assets.....................................         2.07% (e)        2.01%           2.13%             2.29% (e)
Ratio of net expenses to average net
   assets.....................................         2.05% (e)(f)     2.00%           2.00%             2.00% (e)
Ratio of net investment income (loss) to
   average net assets.........................         3.92% (e)        3.68%           2.93%             2.45% (e)
Portfolio turnover rate.......................           19%              58%            109%               89%

(a) Class C Shares were initially seeded and commenced operations on November 1, 2012.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d) The Fund received a payment from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079 in connection with a trade error. The payment from the Advisor represented less than $0.01 per share and had no effect on the total return of the Class C Shares.

(e)   Annualized.

(f) Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 2.00%.


Page 24                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                  SIX MONTHS
                                                    ENDED            YEAR ENDED OCTOBER 31,        FOR THE PERIOD
                                                  4/30/2016       ----------------------------         ENDED
CLASS I SHARES                                   (UNAUDITED)          2015            2014         10/31/2013 (a)
                                                 ------------     ------------    ------------     --------------
Net asset value, beginning of period..........     $  19.83         $  20.54        $  20.68          $  20.00
                                                   --------         --------        --------          --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)..............         0.47             0.95            0.81              0.70
Net realized and unrealized gain (loss).......        (0.08)           (0.77)          (0.12)             0.90
                                                   --------         --------        --------          --------
Total from investment operations..............         0.39             0.18            0.69              1.60
                                                   --------         --------        --------          --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................        (0.48)           (0.85)          (0.83)            (0.74)
Net realized gain.............................           --            (0.04)             --                --
Return of capital.............................           --               --              --             (0.18)
                                                   --------         --------        --------          --------
Total from distributions......................        (0.48)           (0.89)          (0.83)            (0.92)
                                                   --------         --------        --------          --------
Net asset value, end of period................     $  19.74         $  19.83        $  20.54          $  20.68
                                                   ========         ========        ========          ========
TOTAL RETURN (c)..............................         2.03%            0.88%           3.40%             8.11% (d)
                                                   ========         ========        ========          ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........     $ 95,875         $103,655        $103,033          $ 43,395
Ratio of total expenses to average net
   assets.....................................         1.07% (e)        1.01%           1.13%             1.29% (e)
Ratio of net expenses to average net
   assets......................................        1.05% (e) (f)    1.00%           1.00%             1.00% (e)
Ratio of net investment income (loss) to
   average net assets.........................         4.91% (e)        4.68%           3.93%             3.45% (e)
Portfolio turnover rate.......................           19%              58%            109%               89%

(a) Class I Shares were initially seeded and commenced operations on November 1, 2012.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d) The Fund received a payment from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079 in connection with a trade error. The payment from the Advisor represented less than $0.01 per share and had no effect on the total return of the Class I Shares.

(e)   Annualized.

(f) Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.00%.


                        See Notes to Financial Statements                Page 25

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Short Duration High Income Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's primary investment objective is to seek to provide a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield debt securities and bank loans that are rated below-investment grade or unrated. High-yield debt securities are below-investment grade debt securities, commonly known as "junk bonds." For purposes of determining whether a security is below-investment grade, the lowest available rating is used. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

-----------------------------

(1) The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2016 (UNAUDITED)


      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the borrower/issuer;

      5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

     11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

     12)    borrower's/issuer's competitive position within the industry;

     13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

     14)   other relevant factors.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2016 (UNAUDITED)


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing. Amortization of premiums and the accretion of discounts are recorded using the effective interest method.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery or forward purchase commitments as of April 30, 2016.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have any unfunded delayed draw loan commitments as of April 30, 2016.

D. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2016, the Fund held restricted securities as shown in the following table that First Trust has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                     ACQUISITION   PRINCIPAL                    CARRYING                    % OF NET
SECURITY                                DATE         VALUE         PRICE          COST          VALUE        ASSETS
---------------------------------------------------------------------------------------------------------------------
Pinnacle Operating Corp., 11/15/20    9/13/2013     $ 68,000      $ 85.50       $ 68,000      $ 58,140       0.03%

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2016 (UNAUDITED)


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2015, was as follows:

Distributions paid from:
Ordinary income.................................  $   6,915,557
Capital gain....................................         97,732
Return of capital...............................             --

As of October 31, 2015, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income...................  $   1,167,264
Undistributed capital gains.....................             --
                                                  -------------
Total undistributed earnings....................      1,167,264
Accumulated capital and other losses............       (208,644)
Net unrealized appreciation (depreciation)......     (7,467,055)
                                                  -------------
Total accumulated earnings (losses).............     (6,508,435)
Other...........................................             --
Paid-in capital.................................    188,808,979
                                                  -------------
Net assets......................................  $ 182,300,544
                                                  =============

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2015, the Fund had non-expiring capital loss carryforwards of $224,736 for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2013, 2014 and 2015 remain open to federal and state audit. As of April 30, 2016, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

G. EXPENSES

The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2016 (UNAUDITED)


3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.00% of average daily net assets of any class of shares of the Fund (the "Expense Cap") until February 28, 2017, and then will not exceed 1.35% from March 1, 2017, through February 28, 2026 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust are subject to recovery by First Trust up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap in place at the time the expense was borne or the fee was waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2016, and the expenses borne by First Trust subject to recovery were as follows:

                                                                 EXPENSES SUBJECT TO RECOVERY
                                  ------------------------------------------------------------------------------------------
                                                                                               SIX MONTHS
ADVISORY FEE       EXPENSE          PERIOD ENDED         YEAR ENDED          YEAR ENDED          ENDED
   WAIVER       REIMBURSEMENTS    OCTOBER 31, 2013    OCTOBER 31, 2014    OCTOBER 31, 2015   APRIL 30, 2016       TOTAL
------------    --------------    ----------------    ----------------    ----------------   --------------   --------------
  $13,953            $   --           $81,569             $188,551            $11,894           $13,953          $295,967

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Fund's assets. BNYM IS and BNYM are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2016, the fixed annual retainer was allocated pro rata based on each fund's net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2016 (UNAUDITED)


                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                     SIX MONTHS ENDED                     YEAR ENDED
                                      APRIL 30, 2016                   OCTOBER 31, 2015

                                  SHARES          VALUE             SHARES          VALUE
                                ----------    -------------       ----------    -------------
Sales:
     Class A                       639,657    $  12,324,487        1,258,674    $  25,202,422
     Class C                       152,521        2,935,068          348,495        7,101,059
     Class I                     1,234,495       23,759,413        2,616,387       53,193,424
                                ----------    -------------       ----------    -------------
Total Sales:                     2,026,673    $  39,018,968        4,223,556    $  85,496,905
                                ==========    =============       ==========    =============

Dividend Reinvestment:

     Class A                        49,525    $     954,865           76,276    $   1,547,654
     Class C                        21,048          405,526           35,343          716,170
     Class I                       106,040        2,044,724          185,889        3,770,965
                                ----------    -------------       ----------    -------------
Total Dividend Reinvestment:       176,613    $   3,405,115          297,508    $   6,034,789
                                ==========    =============       ==========    =============
Redemptions:

     Class A                      (955,681)   $ (18,204,719)      (1,235,840)   $ (25,035,811)
     Class C                      (222,757)      (4,288,383)        (306,658)      (6,230,308)
     Class I                    (1,711,152)     (32,785,742)      (2,591,742)     (52,631,307)
                                ----------    -------------       ----------    -------------
Total Redemptions:              (2,889,590)   $ (55,278,844)      (4,134,240)   $ (83,897,426)
                                ==========    =============       ==========    =============


                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the year ended April 30, 2016, were $29,515,867 and $40,093,641, respectively.

                                 6. BORROWINGS

The Trust, on behalf of the Fund, along with First Trust Variable Insurance Trust and First Trust Exchange-Traded Fund IV, has a $135 million Credit Agreement (the "BNYM Line of Credit") with BNYM to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that have access to the BNYM Line of Credit. These fees are reflected on the Statement of Operations in the Commitment fees line item. To the extent that the Fund accesses the BNYM Line of Credit, there would also be an interest fee charged. As of April 30, 2016, the Fund did not have any outstanding borrowings under the Line of Credit.

                        7. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse and compensate First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.

                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2016 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. THE FOLLOWING SUMMARIZES SOME, BUT NOT ALL, OF THE RISKS THAT SHOULD BE CONSIDERED FOR THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER FUND REGULATORY FILINGS.

BANK LOANS RISK: An investment in bank loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior floating rate loans, in which the Fund invests, are usually rated below-investment grade but may also be unrated. As a result, the risks associated with these loans are similar to the risks of below-investment grade fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a senior floating rate loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior floating rate loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Senior floating rate loans are subject to a number of risks described elsewhere in this Prospectus, including liquidity risk and the risk of investing in below-investment grade fixed income instruments.

CONVERTIBLE BONDS RISK: The market values of convertible bonds tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible bond's market value also tends to reflect the market price of the common stock of the issuing company.

CREDIT RISK: Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability or willingness to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in high-yield or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

CURRENCY RISK: Because the Fund's net asset value ("NAV") is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

HIGH-YIELD SECURITIES RISK: High-yield securities, or "junk bonds," are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high-yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

INCOME RISK: If interest rates fall, the income from the Fund's portfolio may decline as the Fund generally holds floating rate debt that will adjust lower with falling interest rates. For loans, interest rates typically reset every 30 to 90 days.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2016 (UNAUDITED)


INTEREST RATE RISK: Interest rate risk is the risk that the value of the debt securities held by the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Duration is a common measure of interest rate risk, which measures a bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates.

LIQUIDITY RISK: The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NEW FUND RISK: The Fund currently has less assets than larger funds, and like other relatively small funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-U.S. SECURITIES RISK: Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

PREPAYMENT RISK: Loans and other fixed income investments are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

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


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


                      This Page Left Blank Intentionally.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR,
FUND ACCOUNTANT, &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

        First Trust AQA(R) Equity Fund
        -----------------------------------------
        Semi-Annual Report
        For the Period November 10, 2015
        (Commencement of Operations)
        through April 30, 2016

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2016

Shareholder Letter...........................................................  1
At a Glance..................................................................  2
Portfolio Management.........................................................  4
Understanding Your Fund Expenses.............................................  5
Portfolio of Investments.....................................................  6
Statement of Assets and Liabilities..........................................  9
Statement of Operations...................................................... 10
Statement of Changes in Net Assets........................................... 11
Financial Highlights......................................................... 12
Notes to Financial Statements................................................ 15
Additional Information....................................................... 19


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or J.J.B. Hilliard, W.L. Lyons, LLC ("Hilliard Lyons" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust AQA(R) Equity Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Hilliard Lyons are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2016


Dear Shareholders:

Thank you for your investment in First Trust AQA(R) Equity Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment since the Fund's inception date of November 10, 2015. Additionally, First Trust compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember. First, the U.S. economy grew, despite the massive decline in oil prices, and second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. Early in 2016, many investors were concerned that the volatility we saw in the market in 2015 would continue, and it did. From December 31, 2015 through February 11, 2016, the S&P 500(R) Index declined by 10.27%. Since then, the market has made a steady comeback, and as of April 30, 2016, the S&P 500(R) Index was up 13.39%.

First Trust believes that having a long-term investment horizon and being invested in quality products can help you reach your goals, despite how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investments each and every day, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST AQA(R) EQUITY FUND
"AT A GLANCE"
AS OF APRIL 30, 2016 (UNAUDITED)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
                                                NET ASSET
FIRST TRUST AQA(R) EQUITY FUND                 VALUE (NAV)
-----------------------------------------------------------
Class A (AQAAX)                                  $20.03
Class C (AQACX)                                  $19.97
Class I (AQAIX)                                  $19.88
-----------------------------------------------------------


-----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                               INVESTMENTS
-----------------------------------------------------------
Constellation Brands, Inc., Class A                3.7%
ABIOMED, Inc.                                      3.4
Sonic Corp.                                        3.3
MSCI, Inc.                                         3.2
Monolithic Power Systems, Inc.                     2.9
Skyworks Solutions, Inc.                           2.8
Ingram Micro, Inc., Class A                        2.8
Dollar General Corp.                               2.6
SYNNEX Corp.                                       2.5
Anika Therapeutics, Inc.                           2.5
                                                 -------
                                        Total     29.7%
                                                 =======


-----------------------------------------------------------
                                               % OF TOTAL
SECTOR ALLOCATION                              INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                            29.6%
Industrials                                       20.2
Information Technology                            17.5
Health Care                                       10.0
Financials                                         7.5
Consumer Staples                                   6.1
Energy                                             6.0
Materials                                          3.1
                                                 -------
                                        Total    100.0%
                                                 =======

FIRST TRUST AQA(R) EQUITY FUND
"AT A GLANCE" (CONTINUED)
AS OF APRIL 30, 2016 (UNAUDITED)

          -----------------------------------------------------------
                      PERFORMANCE OF A $10,000 INVESTMENT
          -----------------------------------------------------------
          This chart compares your Fund's Class I performance to that of the Russell 3000(R) Value Index and the Russell 3000(R) Index from 11/10/2015 through 4/30/2016.


            First Trust AQA(R)
              Equity Fund -           Russell 3000(R)        Russell 3000(R)
              Class I Shares            Value Index               Index
11/10/15         $10,000                  $10,000                $10,000
4/30/16            9,940                   10,119                  9,964


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2016
------------------------------------------------------------------------------------------------------------------------------------
                                 A SHARES               C SHARES               I SHARES         RUSSELL 3000(R)    RUSSELL 3000(R)
                           Inception 11/10/2015   Inception 11/10/2015   Inception 11/10/2015    VALUE INDEX*           INDEX*
------------------------------------------------------------------------------------------------------------------------------------
                                                              W/MAX
                                                              1.00%
                                        W/MAX               CONTINGENT
                             W/O        5.50%       W/O      DEFERRED            W/O                  W/O                W/O
                            SALES       SALES      SALES      SALES             SALES                SALES              SALES
CUMULATIVE TOTAL RETURNS   CHARGES      CHARGE    CHARGES     CHARGE           CHARGES              CHARGES            CHARGES
 Since Inception            0.15%       -5.36%    -0.15%      -1.15%            -0.60%               1.19%              -0.35%
------------------------------------------------------------------------------------------------------------------------------------

* Since inception return is based on the Class I Shares inception date.

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 5.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2016

                                  SUB-ADVISOR

J.J.B. Hilliard, W.L. Lyons, LLC ("Hilliard Lyons" or the "Sub-Advisor") is the sub-advisor to the First Trust AQA(R) Equity Fund (the "Fund") and is a registered investment adviser located in Louisville, Kentucky. Hilliard Lyons manages the Fund using its proprietary quantitative methodology called the Automated Quantitative Analysis ("AQA(R)") program.

                           PORTFOLIO MANAGEMENT TEAM

ALAN MOREL - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER OF HILLIARD LYONS

CORY GERKIN - PORTFOLIO MANAGER OF HILLIARD LYONS

FIRST TRUST AQA(R) EQUITY FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2016 (UNAUDITED)


As a shareholder of the First Trust AQA(R) Equity Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the period ended April 30, 2016.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

             -------------------------------------------------------------------------------------------------------
                                                                           HYPOTHETICAL
                            ACTUAL EXPENSES                         (5% RETURN BEFORE EXPENSES)
             ---------------------------------------------   -----------------------------------------
               BEGINNING       ENDING      EXPENSES PAID      BEGINNING     ENDING      EXPENSES PAID
                ACCOUNT        ACCOUNT     DURING PERIOD       ACCOUNT      ACCOUNT     DURING PERIOD    ANNUALIZED
                 VALUE          VALUE       11/10/2015 -        VALUE        VALUE       11/1/2015 -      EXPENSE
             11/10/2015 (a)   4/30/2016    4/30/2016 (b)      11/1/2015    4/30/2016    4/30/2016 (b)    RATIOS (c)
             -------------------------------------------------------------------------------------------------------

Class A      $  1,000.00     $ 1,001.50        $ 7.57        $  1,000.00  $  1,016.91       $ 8.02         1.60%
Class C         1,000.00         998.50         11.10           1,000.00     1,013.18        11.76         2.35
Class I         1,000.00         994.00          6.36           1,000.00     1,018.15         6.77         1.35


(a)   Inception date.

(b) Actual expenses are equal to the annualized expense ratios, multiplied by the average account value over the period, multiplied by 173/366 (to reflect the actual period November 10, 2015 through April 30, 2016). Hypothetical expenses are assumed for the most recent half-year period.


(c)   These expense ratios reflect expense caps.

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2016 (UNAUDITED)

   SHARES                                      DESCRIPTION                                       VALUE
-------------  ----------------------------------------------------------------------------  --------------
COMMON STOCKS - 90.6%

               AIRLINES - 3.7%
        7,272  Delta Air Lines, Inc........................................................  $      303,024
        8,679  Southwest Airlines Co.......................................................         387,170
                                                                                             --------------
                                                                                                    690,194
                                                                                             --------------
               AUTO COMPONENTS - 1.6%
       22,796  Dana Holding Corp...........................................................         294,752
                                                                                             --------------
               AUTOMOBILES - 2.1%
       17,871  Winnebago Industries, Inc...................................................         386,728
                                                                                             --------------
               BEVERAGES - 3.4%
        4,041  Constellation Brands, Inc., Class A.........................................         630,639
                                                                                             --------------
               BIOTECHNOLOGY - 1.8%
        3,777  Gilead Sciences, Inc........................................................         333,169
                                                                                             --------------
               BUILDING PRODUCTS - 2.1%
        8,385  Trex Co., Inc. (a)..........................................................         397,868
                                                                                             --------------
               CHEMICALS - 1.7%
       19,496  Calgon Carbon Corp..........................................................         319,539
                                                                                             --------------
               COMMERCIAL SERVICES & SUPPLIES - 2.0%
        9,670  Tyco International Plc......................................................         372,488
                                                                                             --------------
               CONSUMER FINANCE - 2.1%
        8,446  First Cash Financial Services, Inc..........................................         386,236
                                                                                             --------------
               DIVERSIFIED CONSUMER SERVICES - 1.6%
        5,562  Capella Education Co........................................................         307,634
                                                                                             --------------
               DIVERSIFIED FINANCIAL SERVICES - 4.8%
        1,439  Intercontinental Exchange, Inc..............................................         345,403
        7,232  MSCI, Inc...................................................................         549,198
                                                                                             --------------
                                                                                                    894,601
                                                                                             --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 6.8%
       10,096  Cognex Corp.................................................................         358,711
       13,594  Ingram Micro, Inc., Class A.................................................         475,110
        5,239  SYNNEX Corp.................................................................         432,584
                                                                                             --------------
                                                                                                  1,266,405
                                                                                             --------------
               ENERGY EQUIPMENT & SERVICES - 3.4%
       13,703  Atwood Oceanics, Inc........................................................         132,371
       16,241  Superior Energy Services, Inc...............................................         273,823
       24,509  Tesco Corp..................................................................         231,855
                                                                                             --------------
                                                                                                    638,049
                                                                                             --------------
               FOOD PRODUCTS - 2.2%
        8,009  Cal-Maine Foods, Inc........................................................         406,537
                                                                                             --------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 7.2%
        7,770  Abaxis, Inc.................................................................         352,136
        5,956  ABIOMED, Inc. (a)...........................................................         578,566
        9,313  Anika Therapeutics, Inc. (a)................................................         425,232
                                                                                             --------------
                                                                                                  1,355,934
                                                                                             --------------
               HOTELS, RESTAURANTS & LEISURE - 4.9%
        5,398  Jack in the Box, Inc........................................................         364,635
       16,372  Sonic Corp..................................................................         562,706
                                                                                             --------------
                                                                                                    927,341
                                                                                             --------------


Page 6                  See Notes to Financial Statements

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

   SHARES                                      DESCRIPTION                                       VALUE
-------------  ----------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

               HOUSEHOLD DURABLES - 4.0%
       28,371  KB Home.....................................................................  $      384,995
       19,654  PulteGroup, Inc.............................................................         361,437
                                                                                             --------------
                                                                                                    746,432
                                                                                             --------------
               LEISURE PRODUCTS - 0.8%
        8,978  Arctic Cat, Inc.............................................................         149,304
                                                                                             --------------
               MACHINERY - 7.1%
        5,225  Graco, Inc..................................................................         409,588
        6,050  Lincoln Electric Holdings, Inc..............................................         379,153
       10,420  Terex Corp..................................................................         248,934
       14,957  Trinity Industries, Inc.....................................................         291,811
                                                                                             --------------
                                                                                                  1,329,486
                                                                                             --------------
               MEDIA - 4.0%
        6,949  CBS Corp., Class B..........................................................         388,519
       12,039  Twenty-First Century Fox, Inc., Class A.....................................         364,300
                                                                                             --------------
                                                                                                    752,819
                                                                                             --------------
               MULTILINE RETAIL - 4.3%
        8,051  Big Lots, Inc...............................................................         369,219
        5,332  Dollar General Corp.........................................................         436,744
                                                                                             --------------
                                                                                                    805,963
                                                                                             --------------
               OIL, GAS & CONSUMABLE FUELS - 2.0%
        6,331  Valero Energy Corp..........................................................         372,706
                                                                                             --------------
               PAPER & FOREST PRODUCTS - 1.1%
       13,412  Kapstone Paper and Packaging Corp...........................................         213,117
                                                                                             --------------
               PROFESSIONAL SERVICES - 1.7%
       11,876  Korn/Ferry International....................................................         322,315
                                                                                             --------------
               ROAD & RAIL - 1.7%
       11,067  Saia, Inc. (a)..............................................................         320,058
                                                                                             --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.0%
        5,399  LAM Research Corp...........................................................         412,484
        7,833  Monolithic Power Systems, Inc...............................................         488,936
        7,168  Skyworks Solutions, Inc.....................................................         478,966
       16,696  Teradyne, Inc...............................................................         315,721
                                                                                             --------------
                                                                                                  1,696,107
                                                                                             --------------
               SPECIALTY RETAIL - 3.5%
        7,947  Bed Bath & Beyond, Inc......................................................         375,257
        6,808  Outerwall, Inc..............................................................         281,239
                                                                                             --------------
                                                                                                    656,496
                                                                                             --------------
               TOTAL INVESTMENTS - 90.6%...................................................      16,972,917
               (Cost $16,130,650) (b)
               NET OTHER ASSETS AND LIABILITIES - 9.4%.....................................       1,757,380
                                                                                             --------------
               NET ASSETS - 100.0%.........................................................  $   18,730,297
                                                                                             ==============


                        See Notes to Financial Statements                 Page 7

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,182,113 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $339,846.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                     LEVEL 2         LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                    VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                    4/30/2016        PRICES          INPUTS          INPUTS
                                                  -------------   -------------   -------------   -------------
Common Stocks*..................................  $  16,972,917   $  16,972,917   $          --   $          --
                                                  =============   =============   =============   =============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.


Page 8                  See Notes to Financial Statements

FIRST TRUST AQA(R) EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2016 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $16,130,650)..........................................................................      $ 16,972,917
Cash...........................................................................................         1,548,073
Prepaid expenses...............................................................................             1,343
Receivables:
   Fund shares sold............................................................................           369,415
   Dividends...................................................................................             6,606
   Dividend reclaims...........................................................................               370
   Interest....................................................................................               124
                                                                                                     ------------
   Total Assets................................................................................        18,898,848
                                                                                                     ------------

LIABILITIES:
Payables:
   Due to investment advisor...................................................................            27,844
   Registration fees...........................................................................            27,835
   Legal fees..................................................................................            23,144
   Printing fees...............................................................................            17,106
   Transfer agent fees.........................................................................            15,846
   Custodian fees..............................................................................            14,553
   Audit and tax fees..........................................................................            13,530
   12b-1 distribution and service fees.........................................................             8,237
   Administrative fees.........................................................................             6,630
   Fund Shares repurchased.....................................................................             5,317
   Trustees' fees and expenses.................................................................             5,036
   Financial reporting fees....................................................................               614
Other liabilities..............................................................................             2,859
                                                                                                     ------------
   Total Liabilities...........................................................................           168,551
                                                                                                     ------------
NET ASSETS.....................................................................................      $ 18,730,297
                                                                                                     ============

NET ASSETS CONSIST OF:
Paid-in capital...............................................................................       $ 17,983,410
Par value.....................................................................................              9,372
Accumulated net investment income (loss)......................................................            (29,148)
Accumulated net realized gain (loss) on investments...........................................            (75,604)
Net unrealized appreciation (depreciation) on investments.....................................            842,267
                                                                                                     ------------
NET ASSETS....................................................................................       $ 18,730,297
                                                                                                     ============

MAXIMUM OFFERING PRICE PER SHARE:

CLASS A SHARES:
   Net asset value and redemption price per share (Based on net assets of $7,649,240 and
      381,939 shares of beneficial interest issued and outstanding)...........................       $      20.03
   Maximum sales charge (5.50% of offering price).............................................               1.17
                                                                                                     ------------
   Maximum offering price to public...........................................................       $      21.20
                                                                                                     ============

CLASS C SHARES:
   Net asset value and redemption price per share (Based on net assets of $8,962,520 and
      448,749 shares of beneficial interest issued and outstanding)...........................       $      19.97
                                                                                                     ============

CLASS I SHARES:
   Net asset value and redemption price per share (Based on net assets of $2,118,537 and
      106,558 shares of beneficial interest issued and outstanding)...........................       $      19.88
                                                                                                     ============


                        See Notes to Financial Statements                 Page 9

FIRST TRUST AQA(R) EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2016 (A) (UNAUDITED)

INVESTMENT INCOME:
Dividends.....................................................................................       $     57,132
Interest......................................................................................                699
Other.........................................................................................                 12
                                                                                                     ------------
   Total investment income....................................................................             57,843
                                                                                                     ------------

EXPENSES:
Investment advisory fees......................................................................             45,424
Registration fees.............................................................................             37,417
12b-1 distribution and/or service fees:
   Class A....................................................................................              4,514
   Class C....................................................................................             21,137
Legal fees....................................................................................             23,246
Transfer agent fees...........................................................................             17,870
Printing fees.................................................................................             17,859
Custodian fees................................................................................             14,553
Audit and tax fees............................................................................             13,530
Trustees' fees and expenses...................................................................              9,042
Administrative fees...........................................................................              6,630
Financial reporting fees......................................................................              4,469
Listing expense...............................................................................                707
Other.........................................................................................              4,462
                                                                                                     ------------
   Total expenses.............................................................................            220,860
   Fees waived and expenses reimbursed by the investment advisor..............................           (133,869)
                                                                                                     ------------
Net expenses..................................................................................             86,991
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)..................................................................            (29,148)
                                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments....................................................            (75,604)
   Net change in unrealized appreciation (depreciation) on investments........................            842,267
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS).......................................................            766,663
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............................       $    737,515
                                                                                                     ============

(a) The Fund was initially seeded on November 9, 2015 and commenced operations on November 10, 2015.


Page 10                 See Notes to Financial Statements

FIRST TRUST AQA(R) EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                    PERIOD
                                                                                     ENDED
                                                                                 4/30/2016 (a)
                                                                                  (UNAUDITED)
                                                                                 -------------
OPERATIONS:
Net investment income (loss)...................................................  $     (29,148)
Net realized gain (loss).......................................................        (75,604)
Net change in unrealized appreciation (depreciation)...........................        842,267
                                                                                 -------------
Net increase (decrease) in net assets resulting from operations................        737,515
                                                                                 -------------
CAPITAL TRANSACTIONS:
Proceeds from shares sold .....................................................     18,239,701
Redemptions of shares..........................................................       (246,919)
                                                                                 -------------
Net increase (decrease) in net assets resulting from capital transactions......     17,992,782
                                                                                 -------------
Total increase (decrease) in net assets........................................     18,730,297

NET ASSETS:
Beginning of period............................................................             --
                                                                                 -------------
End of period..................................................................  $  18,730,297
                                                                                 =============
Accumulated net investment income (loss) at end of period......................  $     (29,148)
                                                                                 =============

(a) The Fund was initially seeded on November 9, 2015 and commenced operations on November 10, 2015.


                        See Notes to Financial Statements                Page 11

FIRST TRUST AQA(R) EQUITY FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                     PERIOD
                                                      ENDED
                                                  4/30/2016 (a)
CLASS A SHARES                                     (UNAUDITED)
                                                  ------------
Net asset value, beginning of period ..........    $    20.00
                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...............         (0.03)
Net realized and unrealized gain (loss) .......          0.06
                                                   ----------
Total from investment operations...............          0.03
                                                   ----------
Net asset value, end of period ................    $    20.03
                                                   ==========
TOTAL RETURN (c)...............................          0.15%
                                                   ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........    $    7,649
Ratio of total expenses to average net
   assets .....................................          4.38% (d)
Ratio of net expenses to average net assets ...          1.60% (d)
Ratio of net investment income (loss) to
   average net assets .........................         (0.33)% (d)
Portfolio turnover rate .......................            22%

(a) Class A Shares were initially seeded on November 9, 2015 and commenced operations on November 10, 2015.

(b)   Per share amount has been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. This return includes Rule 12b-1 service fees of 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.


Page 12                 See Notes to Financial Statements

FIRST TRUST AQA(R) EQUITY FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                     PERIOD
                                                      ENDED
                                                  4/30/2016 (a)
CLASS C SHARES                                     (UNAUDITED)
                                                  ------------
Net asset value, beginning of period ..........    $    20.00
                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...............         (0.10)
Net realized and unrealized gain (loss) .......          0.07
                                                   ----------
Total from investment operations...............         (0.03)
                                                   ----------
Net asset value, end of period ................    $    19.97
                                                   ==========
TOTAL RETURN (c)...............................         (0.15)%
                                                   ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........    $    8,962
Ratio of total expenses to average net
   assets .....................................          5.29% (d)
Ratio of net expenses to average net assets ...          2.35% (d)
Ratio of net investment income (loss) to
   average net assets .........................         (1.08)% (d)
Portfolio turnover rate .......................            22%

(a) Class C Shares were initially seeded on November 9, 2015 and commenced operations on November 10, 2015.

(b)   Per share amount has been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 distribution and service fees of 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.


                        See Notes to Financial Statements                Page 13

FIRST TRUST AQA(R) EQUITY FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                     PERIOD
                                                      ENDED
                                                  4/30/2016 (a)
CLASS I SHARES                                     (UNAUDITED)
                                                  ------------
Net asset value, beginning of period ..........    $    20.00
                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...............         (0.00) (e)
Net realized and unrealized gain (loss) .......         (0.12)
                                                   ----------
Total from investment operations...............         (0.12)
                                                   ----------
Net asset value, end of period ................    $      19.88
                                                   ==========
TOTAL RETURN (c)...............................         (0.60)%
                                                   ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........    $    2,119
Ratio of total expenses to average net
   assets .....................................          4,81% (d)
Ratio of net expenses to average net assets ...          1.35% (d)
Ratio of net investment income (loss) to
   average net assets .........................         (0.05)% (d)
Portfolio turnover rate .......................            22%

(a) Class I Shares were initially seeded on November 9, 2015 and commenced operations on November 10, 2015.

(b)   Per share amount has been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.

(e)   Amount is less than $0.01.


Page 14                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                           APRIL 30, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust AQA(R) Equity Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares:
Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's investment objective is to seek capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings, if any) in equity securities (specifically, common stocks) of U.S. companies. First Trust Advisors L.P. ("First Trust" or the "Advisor") typically selects common stocks for investment by the Fund using information produced by a proprietary quantitative methodology developed by the Fund's sub-advisor called the Automated Quantitative Analysis ("AQA(R)") program. In general, the stocks chosen for investment by the Fund are those considered by AQA(R) to be the most undervalued at the time the portfolio was selected based on a set of pre-determined proprietary screens and evaluations. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust's investment advisor, First Trust, in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                           APRIL 30, 2016 (UNAUDITED)


which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund will distribute to holders of its shares annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

D. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                           APRIL 30, 2016 (UNAUDITED)


The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

Certain losses realized during the current fiscal year may be deferred and treated as occuring on the first day of the following fiscal year for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of April 30, 2016, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES

The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

J.J.B. Hilliard, W.L. Lyons, LLC ("Hilliard Lyons" or the "Sub-Advisor") serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of the Fund's average daily net assets that is paid by First Trust from its investment advisory fee.

First Trust and Hilliard Lyons have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the "Expense Cap") until November 9, 2016. Expenses borne and fees waived by First Trust and Hilliard Lyons are subject to recovery by First Trust and Hilliard Lyons up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Hilliard Lyons. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the period ended April 30, 2016 and the expenses borne by First Trust and Hilliard Lyons subject to recovery were as follows:

                                                                                  EXPENSES SUBJECT TO
              ADVISORY FEE WAIVER              EXPENSE REIMBURSEMENT                   RECOVERY
            -----------------------           -----------------------           -----------------------
                   $ 45,424                          $ 88,445                          $ 133,869


Brown Brothers Harriman & Co. ("BBH") serves as the Fund's administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund's assets.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund.

At a meeting held on December 7, 2015, the Board of Trustees accepted Mr. Mark Bradley's resignation from his position as the President and Chief Executive Officer of the Trust, effective December 31, 2015. At the same meeting, the Board of Trustees elected Mr. James Dykas, formerly Chief Financial Officer and Treasurer of the Trust, to serve as the President and Chief Executive Officer, and Mr. Donald Swade, formerly an Assistant Treasurer of the Trust, to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                           APRIL 30, 2016 (UNAUDITED)


Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Prior to January 1, 2016, the fixed annual retainer was allocated pro rata based on each fund's net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                         4. CAPITAL SHARE TRANSACTIONS

For the period ended April 30, 2016, transactions were as follows:

                                  SHARES          VALUE
                                ----------    -------------
Sales:
     Class A                       388,507   $    7,435,444
     Class C                       453,245        8,722,366
     Class I                       108,526        2,081,891
                                ----------    -------------
Total Sales:                       950,278    $  18,239,701
                                ==========    =============

Dividend Reinvestment:
     Class A                            --    $          --
     Class C                            --               --
     Class I                            --               --
                                ----------    -------------
Total Dividend Reinvestment:            --    $          --
                                ==========    =============
Redemptions:
     Class A                       (6,568)    $    (117,880)
     Class C                       (4,496)          (90,875)
     Class I                       (1,968)          (38,164)
                                ----------    -------------
Total Redemptions:                (13,032)    $    (246,919)
                                ==========    =============


                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the period ended April 30, 2016, were $18,082,196 and $1,875,942, respectively.

                       6. DISTRIBUTION AND SERVICE PLANS

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.

                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                           APRIL 30, 2016 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. THE FOLLOWING SUMMARIZES SOME OF THE RISKS THAT SHOULD BE CONSIDERED FOR THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER FUND REGULATORY FILINGS.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

LIQUIDITY RISK. The Fund invests in equity securities that may have limited liquidity despite being listed on a securities exchange. Equity securities that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the market for such security. The prices at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MODEL RISK. The Fund relies heavily on a proprietary quantitative model that uses information and data supplied by third parties. When the model and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE INVESTING RISK. The Fund focuses its investments on securities that the proprietary quantitative model on which the Fund is based considers to be undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities are selected on the basis of an issuer's business and economic fundamentals or a security's current credit profile, relative to current market practice. Disciplined adherence to a "value" investment mandate during period in which that style is "out of favor" can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                           APRIL 30, 2016 (UNAUDITED)


                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

The Board of Trustees of First Trust Series Fund (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. ("First Trust" or the "Advisor") on behalf of First Trust AQA(R) Equity Fund (the "Fund") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Fund, the Advisor and J.J.B. Hilliard, W.L. Lyons, LLC (the "Sub-Advisor"), for an initial two-year term at a meeting held on September 14, 2015. The Board of Trustees determined that the Agreements are in the best interests of the Fund in light of the extent and quality of services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed advisory and sub-advisory fees for the Fund as compared to fees charged by advisors to other comparable funds, and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; the estimated expenses to be incurred in providing services to the Fund as compared to expense ratios of comparable funds and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; fall out benefits to First Trust and its affiliate, First Trust Portfolios L.P. ("FTP"), and the Sub-Advisor; and a summary of the Advisor's and Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and First Trust and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of services to be provided by the Advisor and the Sub-Advisor under the Agreements and considered that the Advisor's employees provide management services to other investment companies in the First Trust fund complex with diligence and care. With respect to the Advisory Agreement, the Board considered that First Trust will be responsible for the overall management and administration of the Fund and reviewed the services to be provided by First Trust to the Fund, including the oversight of the Sub-Advisor. The Board considered the compliance program that had been developed by First Trust and considered that it includes a robust program for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. It also considered the efforts expended by First Trust in organizing the Trust and in arranging for other entities to provide services to the Fund. With respect to the Sub-Advisory Agreement, the Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. At the meeting, the Trustees received a presentation from the CEO of the Sub-Advisor and one of the portfolio managers, and were able to ask questions about the Sub-Advisor and the Sub-Advisor's proposed investment strategies for the Fund. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund, but did consider the performance of a seed account in the AQA(R) style managed by the Sub-Advisor as well as information regarding ten unit investment trusts sponsored by FTP for which the Sub-Advisor serves as supervisor. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board reviewed information regarding the proposed advisory fee for the Fund. The Board noted that under the Advisory Agreement, the Fund would pay First Trust an advisory fee equal to an annual rate of 1.00% of its average daily net assets. The Board also noted that, from the advisory fee, First Trust would pay the Sub-Advisor a sub-advisory fee equal to an annual rate of 0.50% of the average daily net assets of the Fund. The Board considered that the Advisor contractually agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual operating expenses of the Fund (excluding taxes, interest, all brokerage commissions, other normal charges incidental to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b 1 plan, if any, and extraordinary expenses) from exceeding 1.35% of a class' average daily net assets for a two-year period beginning upon the effectiveness of the Fund's registration statement. The Board noted that fees waived or expenses borne by First Trust are proposed to be subject to reimbursement by the Fund for up to three years from the date the fees were waived or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the fees were waived or the expenses were borne by First Trust. The Board also considered that the Sub-Advisor agreed to waive its sub-advisory fee and reimburse the Advisor for one-half of any expenses borne by the Advisor in accordance with the terms of the Advisor's

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                           APRIL 30, 2016 (UNAUDITED)


Expense Reimbursement, Fee Waiver and Recovery Agreement for the Fund and that the Sub-Advisor may seek restitution from the Advisor for one-half of the portion of the reimbursed amount recovered by the Advisor in accordance with the terms of the Expense Reimbursement, Fee Waiver and Recovery Agreement. The Board reviewed information provided by Management Practice, Inc. ("MPI"), an independent source, as well as by First Trust, for the Fund on the advisory fees and expense ratios of other comparable funds. The Board noted that the Fund's proposed advisory fee and estimated expense ratio (for Class A shares) were above the median advisory fee and expense ratio of its MPI peer group, and were within the range of most funds included in First Trust's peer group. The Board also noted that only two of the five other funds in the MPI peer group were sub-advised. The Board compared the Fund's advisory fee and expense ratio (with the expense cap) to the advisory fees and expense ratios (including expense caps) of other First Trust mutual funds, and to the advisory fees charged by First Trust to other advisory clients. The Board noted that the Advisor provides similar investment advisory services to First Trust/Confluence Small Cap Value Fund for the same advisory fee rate, and that First Trust pays the sub-advisor of that mutual fund the same sub-advisory fee rate it would pay to the Sub-Advisor. In light of the information considered and the nature, extent and quality of services expected to be provided to the Fund under the Agreements, the Board determined that the proposed advisory and sub-advisory fees for the Fund were fair and reasonable.

The Board noted that the proposed advisory fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed for the Fund under the Advisory Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Advisory Agreement to First Trust. The Board also considered that the Sub-Advisor was unable to estimate the profitability of the Sub-Advisory Agreement to the Sub-Advisor and that the Sub-Advisor would be paid by the Advisor from its advisory fee. The Board considered fall-out benefits described by the Advisor that may be realized from its and FTP's relationship with the Fund. The Board noted that in addition to the advisory fees to be paid by the Fund, FTP would be compensated for services provided to the Fund through 12b-1 fees and that the Advisor would be compensated for providing fund reporting services to the Fund pursuant to a Fund Reporting Services Agreement. The Board considered fall-out benefits described by the Sub-Advisor and noted that the Sub-Advisor would not utilize soft dollars in connection with its management of the Fund's portfolio.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

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


                      This Page Left Blank Intentionally.

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


FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
J.J.B. Hilliard, W.L. Lyons, LLC
500 West Jefferson Street
Louisville, KY 40202.

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19810

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               First Trust Series Fund
              -------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:  June 20, 2016
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:  June 20, 2016
     -----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date:  June 20, 2016
     -----------------

* Print the name and title of each signing officer under his or her signature.